UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586
                                                      --------

                      Oppenheimer California Municipal Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--121.7%
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--112.4%
----------------------------------------------------------------------------------------------------------------------------------
$     50,000  ABAG Finance Authority for NonProfit
              Corporations (Bijou Woods Apartments)                                   5.200%         12/01/2021     $      50,677
----------------------------------------------------------------------------------------------------------------------------------
   3,025,000  ABAG Finance Authority for NonProfit
              Corporations (Channing House)                                           5.500          02/15/2029         3,049,593
----------------------------------------------------------------------------------------------------------------------------------
      65,000  ABAG Finance Authority for NonProfit
              Corporations (Redding Assisted Living Corp.)                            5.250          11/15/2031            64,429
----------------------------------------------------------------------------------------------------------------------------------
      90,000  ABAG Finance Authority for NonProfit
              Corporations COP                                                        6.000          08/15/2020            90,115
----------------------------------------------------------------------------------------------------------------------------------
     450,000  ABAG Finance Authority for NonProfit
              Corporations COP (American Baptist Homes of the
              West)                                                                   5.750          10/01/2017           456,773
----------------------------------------------------------------------------------------------------------------------------------
      55,000  ABAG Finance Authority for NonProfit
              Corporations COP (American Baptist Homes of the
              West)                                                                   6.200          10/01/2027            55,815
----------------------------------------------------------------------------------------------------------------------------------
     450,000  ABAG Finance Authority for NonProfit
              Corporations COP (Lytton Gardens) 1                                     6.000          02/15/2019           456,471
----------------------------------------------------------------------------------------------------------------------------------
     440,000  ABAG Finance Authority for NonProfit
              Corporations COP (O'Connor Woods)                                       6.200          11/01/2029           459,237
----------------------------------------------------------------------------------------------------------------------------------
      25,000  ABAG Finance Authority for NonProfit
              Corporations COP (Palo Alto Gardens Apartments)                         5.350          10/01/2029            24,572
----------------------------------------------------------------------------------------------------------------------------------
   4,300,000  ABAG Finance Authority for NonProfit
              Corporations COP (Redwood Senior Homes &
              Services)                                                               6.125          11/15/2032         4,526,954
----------------------------------------------------------------------------------------------------------------------------------
     265,000  ABAG Finance Authority for NonProfit
              Corporations, Series A                                                  5.747 2        04/20/2019           134,339
----------------------------------------------------------------------------------------------------------------------------------
     235,000  ABAG Improvement Bond Act 1915 (Windemere
              Ranch)                                                                  6.150          09/02/2029           294,805
----------------------------------------------------------------------------------------------------------------------------------
   2,675,000  Adelanto, CA Elementary School District
              Community Facilities District No. 1                                     5.250          09/01/2026         2,657,399
----------------------------------------------------------------------------------------------------------------------------------
   7,310,000  Adelanto, CA Elementary School District
              Community Facilities District No. 1                                     5.350          09/01/2036         6,964,164
----------------------------------------------------------------------------------------------------------------------------------
   1,145,000  Adelanto, CA Elementary School District
              Community Facilities District No. 1                                     5.400          09/01/2036         1,098,902
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Adelanto, CA Improvement Agency, Series B                               5.500          12/01/2023            55,078
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Adelanto, CA Public Financing Authority, Series B                       6.300          09/01/2028            50,432
----------------------------------------------------------------------------------------------------------------------------------
   5,025,000  Agua Mansa, CA Industrial Growth Assoc. Special
              Tax                                                                     6.500          09/01/2033         5,230,673
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Alameda, CA COP                                                         5.750          12/01/2021         1,532,370
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Alameda, CA Public Financing Authority                                  5.450          09/02/2014           204,512
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Alvord, CA Unified School District Community
              Facilities District                                                     5.875          09/01/2034            25,550
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Anaheim, CA Public Financing Authority RITES 3                          8.920 4        12/28/2018         4,178,680
----------------------------------------------------------------------------------------------------------------------------------
     150,000  Arcadia, CA Hospital (Methodist Hospital of
              Southern California)                                                    6.625          11/15/2022           150,203
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Arvin, CA Community Redevel. Agency                                     5.000          09/01/2025           478,075
----------------------------------------------------------------------------------------------------------------------------------
   2,435,000  Arvin, CA Community Redevel. Agency                                     5.125          09/01/2035         2,248,528
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Azusa, CA Special Tax Community Facilities District
              (Mountain Cove)                                                         6.000          09/01/2032         2,538,975
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2021           960,830
----------------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  2,535,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000%         09/01/2027     $   2,361,200
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2027           186,288
----------------------------------------------------------------------------------------------------------------------------------
   9,280,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2037         8,371,117
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Azusa, CA Special Tax Community Facilities District
              No. 05-1                                                                5.000          09/01/2037           451,030
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Bakersfield, CA Improvement Bond Act 1915                               5.000          09/02/2027           931,440
----------------------------------------------------------------------------------------------------------------------------------
   1,325,000  Bakersfield, CA Improvement Bond Act 1915                               5.125          09/02/2026         1,296,711
----------------------------------------------------------------------------------------------------------------------------------
     615,000  Bakersfield, CA Improvement Bond Act 1915                               5.350          09/02/2022           620,922
----------------------------------------------------------------------------------------------------------------------------------
   2,310,000  Bakersfield, CA Improvement Bond Act 1915                               5.400          09/02/2025         2,312,125
----------------------------------------------------------------------------------------------------------------------------------
   3,700,000  Beaumont, CA Financing Authority, Series A                              5.350          09/01/2036         3,524,953
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Beaumont, CA Financing Authority, Series A                              5.750          09/01/2034         1,510,710
----------------------------------------------------------------------------------------------------------------------------------
     685,000  Beaumont, CA Financing Authority, Series B                              5.000          09/01/2027           641,941
----------------------------------------------------------------------------------------------------------------------------------
   3,170,000  Beaumont, CA Financing Authority, Series B                              5.050          09/01/2037         2,882,164
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Beaumont, CA Financing Authority, Series B                              5.350          09/01/2028           970,000
----------------------------------------------------------------------------------------------------------------------------------
   1,490,000  Beaumont, CA Financing Authority, Series B                              5.400          09/01/2035         1,432,888
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Beaumont, CA Financing Authority, Series B                              6.000          09/01/2034         5,110,650
----------------------------------------------------------------------------------------------------------------------------------
   1,525,000  Beaumont, CA Financing Authority, Series B                              6.000          09/01/2034         1,562,119
----------------------------------------------------------------------------------------------------------------------------------
   2,340,000  Beaumont, CA Financing Authority, Series C                              5.500          09/01/2035         2,282,834
----------------------------------------------------------------------------------------------------------------------------------
   2,925,000  Beaumont, CA Financing Authority, Series D                              5.800          09/01/2035         2,953,899
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Berkeley, CA Unified School District                                    5.000          08/01/2022            75,644
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Blythe, CA Community Facilities District Special Tax
              (Hidden Beaches)                                                        5.300          09/01/2035           473,880
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Blythe, CA Redevel. Agency (Redevel. Project No. 1
              Tax Allocation)                                                         5.650          05/01/2029            30,104
----------------------------------------------------------------------------------------------------------------------------------
   7,605,000  Brentwood, CA Infrastructure Financing Authority                        5.200          09/02/2036         7,084,438
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Brentwood, CA Infrastructure Financing Authority
              (Water & Sewer)                                                         5.625          07/01/2026            30,340
----------------------------------------------------------------------------------------------------------------------------------
      60,000  Butte County, CA Hsg. Authority (Affordable Hsg.
              Pool)                                                                   7.000          10/01/2020            62,649
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CA Affordable Hsg. Agency (Merced County Hsg.
              Authority)                                                              6.000          01/01/2023            52,029
----------------------------------------------------------------------------------------------------------------------------------
   2,025,000  CA Aztec Shops Auxiliary Organization (San Diego
              State University)                                                       6.000          09/01/2031         2,081,538
----------------------------------------------------------------------------------------------------------------------------------
  10,530,000  CA County Tobacco Securitization Agency                                 5.000          06/01/2047         9,062,645
----------------------------------------------------------------------------------------------------------------------------------
  39,700,000  CA County Tobacco Securitization Agency                                 5.750 2        06/01/2057         1,370,841
----------------------------------------------------------------------------------------------------------------------------------
  18,530,000  CA County Tobacco Securitization Agency                                 5.820 2        06/01/2033         3,428,606
----------------------------------------------------------------------------------------------------------------------------------
  43,500,000  CA County Tobacco Securitization Agency                                 5.890 2        06/01/2046         3,414,750
----------------------------------------------------------------------------------------------------------------------------------
  45,600,000  CA County Tobacco Securitization Agency                                 6.125 2        06/01/2057         1,275,432
----------------------------------------------------------------------------------------------------------------------------------
  20,000,000  CA County Tobacco Securitization Agency                                 6.300 2        06/01/2055           646,200
----------------------------------------------------------------------------------------------------------------------------------
  82,110,000  CA County Tobacco Securitization Agency                                 6.423 2        06/01/2046         6,445,635
----------------------------------------------------------------------------------------------------------------------------------
  51,500,000  CA County Tobacco Securitization Agency                                 6.700 2        06/01/2057         1,145,360
----------------------------------------------------------------------------------------------------------------------------------
  55,250,000  CA County Tobacco Securitization Agency                                 6.901 2        06/01/2057         1,228,760
----------------------------------------------------------------------------------------------------------------------------------
  71,700,000  CA County Tobacco Securitization Agency                                 7.000 2        06/01/2055         2,316,627
----------------------------------------------------------------------------------------------------------------------------------
 123,750,000  CA County Tobacco Securitization Agency                                 7.251 2        06/01/2055         3,208,838
----------------------------------------------------------------------------------------------------------------------------------
 347,900,000  CA County Tobacco Securitization Agency                                 7.550 2        06/01/2055         9,021,047
----------------------------------------------------------------------------------------------------------------------------------
 409,500,000  CA County Tobacco Securitization Agency                                 8.251 2        06/01/2055        10,618,335
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA County Tobacco Securitization Agency (TASC)                          0.000 5        06/01/2036         3,855,200
----------------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 28,225,000  CA County Tobacco Securitization Agency (TASC)                          0.000% 5       06/01/2041     $  21,767,402
----------------------------------------------------------------------------------------------------------------------------------
  28,270,000  CA County Tobacco Securitization Agency (TASC)                          0.000 5        06/01/2046        21,888,896
----------------------------------------------------------------------------------------------------------------------------------
  12,030,000  CA County Tobacco Securitization Agency (TASC)                          5.125          06/01/2038        10,786,218
----------------------------------------------------------------------------------------------------------------------------------
   3,725,000  CA County Tobacco Securitization Agency (TASC)                          5.125          06/01/2038         3,339,872
----------------------------------------------------------------------------------------------------------------------------------
  11,435,000  CA County Tobacco Securitization Agency (TASC)                          5.250          06/01/2045        10,292,529
----------------------------------------------------------------------------------------------------------------------------------
   5,815,000  CA County Tobacco Securitization Agency (TASC)                          5.250          06/01/2045         5,234,023
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA County Tobacco Securitization Agency (TASC)                          5.250          06/01/2046         5,396,280
----------------------------------------------------------------------------------------------------------------------------------
   4,375,000  CA County Tobacco Securitization Agency (TASC)                          5.750          06/01/2029         4,388,169
----------------------------------------------------------------------------------------------------------------------------------
   6,230,000  CA County Tobacco Securitization Agency (TASC)                          5.875          06/01/2027         6,358,774
----------------------------------------------------------------------------------------------------------------------------------
   9,125,000  CA County Tobacco Securitization Agency (TASC)                          5.875          06/01/2035         9,149,820
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  CA County Tobacco Securitization Agency (TASC)                          5.875          06/01/2043         1,253,400
----------------------------------------------------------------------------------------------------------------------------------
  10,545,000  CA County Tobacco Securitization Agency (TASC)                          6.000          06/01/2035        10,626,091
----------------------------------------------------------------------------------------------------------------------------------
  21,960,000  CA County Tobacco Securitization Agency (TASC)                          6.000          06/01/2042        22,128,872
----------------------------------------------------------------------------------------------------------------------------------
  10,025,000  CA County Tobacco Securitization Agency (TASC)                          6.125          06/01/2038        10,151,917
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CA County Tobacco Securitization Agency (TASC)                          6.125          06/01/2043            50,633
----------------------------------------------------------------------------------------------------------------------------------
  86,970,000  CA County Tobacco Securitization Agency (TASC)                          6.375 2        06/01/2046         6,336,634
----------------------------------------------------------------------------------------------------------------------------------
  65,800,000  CA County Tobacco Securitization Agency (TASC)                          6.600 2        06/01/2046         4,069,072
----------------------------------------------------------------------------------------------------------------------------------
  10,475,000  CA Dept. of Veterans Affairs Home Purchase 1                            5.000          12/01/2027        10,600,386
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  CA Dept. of Veterans Affairs Home Purchase 1                            5.000          12/01/2042         9,901,500
----------------------------------------------------------------------------------------------------------------------------------
      45,000  CA Dept. of Veterans Affairs Home Purchase                              5.200          12/01/2027            45,320
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CA Dept. of Veterans Affairs Home Purchase                              5.500          12/01/2019            51,821
----------------------------------------------------------------------------------------------------------------------------------
      20,000  CA Dept. of Water Resources (Center Valley)                             5.000          12/01/2029            20,120
----------------------------------------------------------------------------------------------------------------------------------
      15,000  CA Dept. of Water Resources (Center Valley)                             5.400          07/01/2012            15,023
----------------------------------------------------------------------------------------------------------------------------------
      55,000  CA Educational Facilities Authority (Golden Gate
              University)                                                             5.500          10/01/2031            55,564
----------------------------------------------------------------------------------------------------------------------------------
     380,000  CA Educational Facilities Authority (Stanford
              University)                                                             5.200          12/01/2027           384,161
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CA Educational Facilities Authority (Western
              University Health Sciences)                                             6.000          10/01/2032         1,111,270
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  CA Enterprise Devel. Authority (Anheuser-Busch
              Companies)                                                              5.300          09/01/2047         2,508,900
----------------------------------------------------------------------------------------------------------------------------------
      45,000  CA GO                                                                   5.000          04/01/2022            46,581
----------------------------------------------------------------------------------------------------------------------------------
     500,000  CA GO                                                                   5.000          02/01/2023           506,355
----------------------------------------------------------------------------------------------------------------------------------
      10,000  CA GO                                                                   5.000          10/01/2023            10,095
----------------------------------------------------------------------------------------------------------------------------------
     100,000  CA GO                                                                   5.000          02/01/2024           103,109
----------------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                                   5.000          08/01/2024             5,141
----------------------------------------------------------------------------------------------------------------------------------
      20,000  CA GO                                                                   5.000          03/01/2028            20,598
----------------------------------------------------------------------------------------------------------------------------------
      15,000  CA GO                                                                   5.000          02/01/2033            15,349
----------------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                                   5.125          02/01/2027             5,206
----------------------------------------------------------------------------------------------------------------------------------
      15,000  CA GO                                                                   5.125          10/01/2027            15,158
----------------------------------------------------------------------------------------------------------------------------------
      20,000  CA GO                                                                   5.125          03/01/2031            20,379
----------------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                                   5.125          06/01/2031             5,189
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA GO                                                                   5.500          04/01/2019            25,190
----------------------------------------------------------------------------------------------------------------------------------
     255,000  CA GO                                                                   5.500          03/01/2020           256,538
----------------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                                   5.500          10/01/2022             5,033
----------------------------------------------------------------------------------------------------------------------------------
     200,000  CA GO                                                                   6.250          10/01/2019           202,268
----------------------------------------------------------------------------------------------------------------------------------
      60,000  CA GO                                                                   6.250          10/01/2019            60,647
----------------------------------------------------------------------------------------------------------------------------------
  32,165,000  CA Golden State Tobacco Securitization Corp.                            6.625          06/01/2040        37,054,402
----------------------------------------------------------------------------------------------------------------------------------
  65,410,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  0.000 5        06/01/2037        42,091,989
----------------------------------------------------------------------------------------------------------------------------------


                    3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  4,785,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  5.000%         06/01/2033     $   4,263,052
----------------------------------------------------------------------------------------------------------------------------------
 163,795,000  CA Golden State Tobacco Securitization Corp.
              (TASC) 1                                                                5.125          06/01/2047       144,087,186
----------------------------------------------------------------------------------------------------------------------------------
  45,350,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  5.750          06/01/2047        43,540,535
----------------------------------------------------------------------------------------------------------------------------------
 205,940,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  6.902 2        06/01/2047        15,134,531
----------------------------------------------------------------------------------------------------------------------------------
   1,350,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  7.800          06/01/2042         1,632,974
----------------------------------------------------------------------------------------------------------------------------------
     150,000  CA Golden State Tobacco Securitization Corp.
              (TASC)                                                                  7.875          06/01/2042           181,955
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  CA Golden State Tobacco Securitization Corp.
              (TASC) 1                                                                7.900          06/01/2042         2,428,340
----------------------------------------------------------------------------------------------------------------------------------
   2,025,000  CA Health Facilities Financing Authority (Cedars-
              Sinai Medical Center)                                                   5.125          08/01/2027         2,063,009
----------------------------------------------------------------------------------------------------------------------------------
     495,000  CA Health Facilities Financing Authority (Hospital of
              the Good Samaritan) 1                                                   7.000          09/01/2021           495,248
----------------------------------------------------------------------------------------------------------------------------------
      85,000  CA Health Facilities Financing Authority (Pomona
              Valley Hospital Medical Center)                                         5.625          07/01/2019            86,828
----------------------------------------------------------------------------------------------------------------------------------
     140,000  CA Health Facilities Financing Authority (Sutter
              Health)                                                                 5.250          08/15/2027           142,927
----------------------------------------------------------------------------------------------------------------------------------
      80,000  CA Health Facilities Financing Authority (Sutter
              Health)                                                                 5.350          08/15/2028            82,477
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA Health Facilities Financing Authority (UCSF-
              Stanford Health Care)                                                   5.000          11/15/2028            25,479
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA HFA (Multifamily Hsg.)                                               5.375          08/01/2028            25,373
----------------------------------------------------------------------------------------------------------------------------------
     205,000  CA HFA (Multifamily Hsg.)                                               5.950          08/01/2028           209,190
----------------------------------------------------------------------------------------------------------------------------------
     380,000  CA HFA (Multifamily Hsg.), Series A                                     5.900          02/01/2028           383,580
----------------------------------------------------------------------------------------------------------------------------------
      95,000  CA HFA (Multifamily Hsg.), Series B                                     5.500          08/01/2039            95,846
----------------------------------------------------------------------------------------------------------------------------------
      35,000  CA HFA, Series A                                                        5.600          08/01/2011            35,435
----------------------------------------------------------------------------------------------------------------------------------
     300,000  CA HFA, Series B                                                        7.125          08/01/2024           303,903
----------------------------------------------------------------------------------------------------------------------------------
     275,000  CA HFA, Series B-1                                                      5.600          08/01/2017           279,177
----------------------------------------------------------------------------------------------------------------------------------
  10,915,000  CA HFA, Series C                                                        5.750          08/01/2030        11,654,273
----------------------------------------------------------------------------------------------------------------------------------
  17,250,000  CA HFA, Series E                                                        5.000          02/01/2024        17,324,003
----------------------------------------------------------------------------------------------------------------------------------
   9,290,000  CA HFA, Series E                                                        5.050          02/01/2026         9,348,434
----------------------------------------------------------------------------------------------------------------------------------
  15,770,000  CA Home Mtg. Finance Authority (Homebuyers
              Fund)                                                                   5.800          08/01/2043        16,898,028
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Home Mtg. Finance Authority (Homebuyers
              Fund)                                                                   6.000          02/01/2033         5,335,100
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  CA Home Mtg. Finance Authority (Homebuyers
              Fund)                                                                   6.000          02/01/2049         3,301,260
----------------------------------------------------------------------------------------------------------------------------------
   4,560,000  CA Home Mtg. Finance Authority (Homebuyers
              Fund)                                                                   6.100          02/01/2046         5,024,254
----------------------------------------------------------------------------------------------------------------------------------
      40,000  CA Independent Cities Lease Finance Authority
              (Caritas Affordable Hsg.)                                               5.375          08/15/2040            39,996
----------------------------------------------------------------------------------------------------------------------------------
   6,430,000  CA Infrastructure & Economic Devel. (Copia: The
              American Center for Wine, Food and the Arts)                            5.000          12/01/2032         6,176,658
----------------------------------------------------------------------------------------------------------------------------------
   4,885,000  CA Infrastructure & Economic Devel. (Copia: The
              American Center for Wine, Food and the Arts)                            5.530 2        12/01/2026         1,696,365
----------------------------------------------------------------------------------------------------------------------------------
   3,620,000  CA Infrastructure & Economic Devel. (Copia: The
              American Center for Wine, Food and the Arts)                            5.550 2        12/01/2027         1,182,328
----------------------------------------------------------------------------------------------------------------------------------


                    4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$ 25,250,000  CA Infrastructure & Economic Devel. (Copia: The
              American Center for Wine, Food and the Arts)                            5.624% 2       12/01/2032     $   6,136,003
----------------------------------------------------------------------------------------------------------------------------------
  26,275,000  CA Infrastructure & Economic Devel. (Copia: The
              American Center for Wine, Food and the Arts)                            5.655  2       12/01/2037         4,746,316
 ----------------------------------------------------------------------------------------------------------------------------------
      30,000  CA Maritime Infrastructure Authority (Santa Cruz
              Port District)                                                          5.750          05/01/2024            30,512
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  CA Municipal Finance Authority (Cancer Center of
              Santa Barbara)                                                          5.000          06/01/2036         1,990,860
----------------------------------------------------------------------------------------------------------------------------------
   2,100,000  CA Municipal Finance Authority (ECHS/AHEF
              /HK-8CS Obligated Group)                                                5.250          06/01/2036         2,023,224
----------------------------------------------------------------------------------------------------------------------------------
     120,000  CA Pollution Control Financing Authority
              (Browning-Ferris Industries)                                            5.800          12/01/2016           120,714
----------------------------------------------------------------------------------------------------------------------------------
  11,500,000  CA Pollution Control Financing Authority
              (Browning-Ferris Industries)                                            6.875          11/01/2027        11,525,185
----------------------------------------------------------------------------------------------------------------------------------
   1,015,000  CA Pollution Control Financing Authority (San
              Diego Gas & Electric Company)                                           5.850          06/01/2021         1,015,873
----------------------------------------------------------------------------------------------------------------------------------
     185,000  CA Pollution Control Financing Authority (San
              Diego Gas & Electric Company)                                           5.850          06/01/2021           185,276
----------------------------------------------------------------------------------------------------------------------------------
   4,065,000  CA Pollution Control Financing Authority (Waste
              Management)                                                             5.000          01/01/2022         3,993,903
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  CA Pollution Control Financing Authority (Waste
              Management)                                                             5.400          04/01/2025         3,025,080
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA Public Works (Dept. of Corrections)                                  5.250          06/01/2028            25,825
----------------------------------------------------------------------------------------------------------------------------------
     200,000  CA Public Works (Dept. of General Services)                             5.000          12/01/2027           208,186
----------------------------------------------------------------------------------------------------------------------------------
     440,000  CA Public Works (State Universities)                                    5.500          12/01/2018           440,497
----------------------------------------------------------------------------------------------------------------------------------
     100,000  CA Public Works (Various State Universities)                            5.400          10/01/2022           102,118
----------------------------------------------------------------------------------------------------------------------------------
  11,905,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.400          08/01/2035        12,620,014
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.400          12/01/2036         4,765,860
----------------------------------------------------------------------------------------------------------------------------------
   4,565,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.400          02/01/2037         4,850,267
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.400          06/01/2048        10,520,800
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.450          02/01/2048         5,356,150
----------------------------------------------------------------------------------------------------------------------------------
  25,440,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.500          02/01/2043        26,961,566
----------------------------------------------------------------------------------------------------------------------------------
   3,970,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.) 1                                                          5.500          08/01/2047         4,183,546
----------------------------------------------------------------------------------------------------------------------------------
     495,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.) 1                                                          5.500          08/01/2047           503,682
----------------------------------------------------------------------------------------------------------------------------------
  13,900,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.650          02/01/2049        14,844,088
----------------------------------------------------------------------------------------------------------------------------------
   8,890,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.700          02/01/2033         9,378,950
----------------------------------------------------------------------------------------------------------------------------------
   6,450,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.700          08/01/2044         6,933,105
----------------------------------------------------------------------------------------------------------------------------------
   6,040,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.) 1                                                          5.750          02/01/2044         6,363,563
----------------------------------------------------------------------------------------------------------------------------------
   4,505,000  CA Rural Home Mtg. Finance Authority (Single
              Family Mtg.)                                                            5.750          02/01/2046         4,874,410
----------------------------------------------------------------------------------------------------------------------------------


                    5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    250,000  CA Statewide CDA                                                        5.000%         09/02/2018     $     247,000
----------------------------------------------------------------------------------------------------------------------------------
     245,000  CA Statewide CDA                                                        5.000          09/02/2019           240,798
----------------------------------------------------------------------------------------------------------------------------------
     245,000  CA Statewide CDA                                                        5.125          09/02/2020           242,261
----------------------------------------------------------------------------------------------------------------------------------
   2,950,000  CA Statewide CDA                                                        5.125          09/02/2025         2,846,160
----------------------------------------------------------------------------------------------------------------------------------
   8,495,000  CA Statewide CDA                                                        5.200          09/02/2036         7,913,517
----------------------------------------------------------------------------------------------------------------------------------
     100,000  CA Statewide CDA                                                        6.527 2        09/01/2028            25,706
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA Statewide CDA                                                        6.625          09/01/2027            25,024
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CA Statewide CDA                                                        6.750          09/01/2037            52,990
----------------------------------------------------------------------------------------------------------------------------------
     100,000  CA Statewide CDA                                                        6.773 2        09/01/2034            16,243
----------------------------------------------------------------------------------------------------------------------------------
      15,000  CA Statewide CDA                                                        7.000          07/01/2022            15,023
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA Statewide CDA (Arc of San Diego) COP                                 5.625          05/01/2021            25,536
----------------------------------------------------------------------------------------------------------------------------------
   5,400,000  CA Statewide CDA (Berkeley Montessori School)                           7.250          10/01/2033         5,885,190
----------------------------------------------------------------------------------------------------------------------------------
     265,000  CA Statewide CDA (California Odd Fellow Hsg.)                           5.500          10/01/2023           265,204
----------------------------------------------------------------------------------------------------------------------------------
   3,955,000  CA Statewide CDA (Casa De Los Amigos)                                   5.250          10/20/2042         3,967,142
----------------------------------------------------------------------------------------------------------------------------------
     830,000  CA Statewide CDA (Citrus Gardens Apartments)                            6.500          07/01/2032           851,298
----------------------------------------------------------------------------------------------------------------------------------
   1,405,000  CA Statewide CDA (Citrus Gardens Apartments)                            9.000          07/01/2032         1,405,000
----------------------------------------------------------------------------------------------------------------------------------
   3,290,000  CA Statewide CDA (Clara)                                                5.050          01/20/2041         3,255,751
----------------------------------------------------------------------------------------------------------------------------------
   1,070,000  CA Statewide CDA (Drew School)                                          5.300          10/01/2037         1,022,856
----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  CA Statewide CDA (East Tabor Apartments)                                6.850          08/20/2036         1,362,425
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CA Statewide CDA (Eastfield Ming Quong)                                 5.500          06/01/2012            50,440
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Statewide CDA (Fairfield Apartments) 6                               7.250          01/01/2035         2,956,400
----------------------------------------------------------------------------------------------------------------------------------
   4,200,000  CA Statewide CDA (Family House & Hsg.
              Foundation-Torrence I)                                                  7.000          04/20/2036         4,675,902
----------------------------------------------------------------------------------------------------------------------------------
  43,650,000  CA Statewide CDA (Foxdale Apartments)                                   5.500          03/01/2040        41,739,876
----------------------------------------------------------------------------------------------------------------------------------
      60,000  CA Statewide CDA (GP Steinbeck)                                         5.492 2        03/20/2022            26,410
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CA Statewide CDA (Huntington Park Charter
              School)                                                                 5.250          07/01/2042           930,090
----------------------------------------------------------------------------------------------------------------------------------
   1,145,000  CA Statewide CDA (International School Peninsula) 1                     5.000          11/01/2025         1,078,235
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  CA Statewide CDA (International School Peninsula)                       5.000          11/01/2029           925,240
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Statewide CDA (John F. Kennedy University)                           6.750          10/01/2033         5,354,650
----------------------------------------------------------------------------------------------------------------------------------
 100,000,000  CA Statewide CDA (Kaiser Permanente) 7                                  4.285 8        04/01/2036        91,290,000
----------------------------------------------------------------------------------------------------------------------------------
   2,050,000  CA Statewide CDA (Kaiser Permanente)                                    5.300          12/01/2015         2,125,932
----------------------------------------------------------------------------------------------------------------------------------
   2,750,000  CA Statewide CDA (Live Oak School) 1                                    6.750          10/01/2030         2,906,943
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA Statewide CDA (Marin Montessori School)                              7.000          10/01/2033         6,507,960
----------------------------------------------------------------------------------------------------------------------------------
   6,240,000  CA Statewide CDA (Mountain Shadows
              Community)                                                              5.000          07/01/2031         6,272,261
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  CA Statewide CDA (Napa Valley Hospice)                                  7.000          01/01/2034         1,482,768
----------------------------------------------------------------------------------------------------------------------------------
   1,650,000  CA Statewide CDA (Notre Dame de Namur
              University)                                                             6.500          10/01/2023         1,761,854
----------------------------------------------------------------------------------------------------------------------------------
   1,635,000  CA Statewide CDA (Notre Dame de Namur
              University)                                                             6.625          10/01/2033         1,744,986
----------------------------------------------------------------------------------------------------------------------------------
      50,000  CA Statewide CDA (Quail Ridge Apartments)                               5.250          07/01/2022            49,769
----------------------------------------------------------------------------------------------------------------------------------
   1,425,000  CA Statewide CDA (Quail Ridge Apartments) 1                             6.500          07/01/2032         1,457,647
----------------------------------------------------------------------------------------------------------------------------------
   2,060,000  CA Statewide CDA (Quail Ridge Apartments)                               9.000          07/01/2032         2,060,021
----------------------------------------------------------------------------------------------------------------------------------
     450,000  CA Statewide CDA (Rio Bravo)                                            6.300          12/01/2018           435,704
----------------------------------------------------------------------------------------------------------------------------------
   1,885,000  CA Statewide CDA (Sonoma Country Day School)                            6.000          01/01/2029         1,815,990
----------------------------------------------------------------------------------------------------------------------------------
     210,000  CA Statewide CDA (Stonehaven Student Hsg.)                              5.875          07/01/2032           216,500
----------------------------------------------------------------------------------------------------------------------------------
      15,000  CA Statewide CDA (Sutter Health Obligated Group)                        5.500          08/15/2034            15,570
----------------------------------------------------------------------------------------------------------------------------------
     450,000  CA Statewide CDA (Sycamore) 1                                           6.000          03/20/2038           484,758
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  CA Statewide CDA (Turning Point)                                        6.500          11/01/2031         4,189,360
----------------------------------------------------------------------------------------------------------------------------------


                    6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  CA Statewide CDA (Valleycare Health System)                             5.125%         07/15/2031     $     940,490
----------------------------------------------------------------------------------------------------------------------------------
     260,000  CA Statewide CDA COP (Children's Hospital of Los
              Angeles)                                                                5.250          08/15/2029           261,084
----------------------------------------------------------------------------------------------------------------------------------
     165,000  CA Statewide CDA COP (Internext Group)                                  5.375          04/01/2030           165,604
----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  CA Statewide CDA Linked PARS & INFLOS                                   5.600 8        10/01/2011         9,397,800
----------------------------------------------------------------------------------------------------------------------------------
     270,000  CA Statewide CDA Special Tax Community Facilities
              District No. 97                                                         0.000 2        09/01/2022           116,678
----------------------------------------------------------------------------------------------------------------------------------
   9,995,000  CA Statewide CDA, Series A                                              5.150          09/02/2037         9,230,183
----------------------------------------------------------------------------------------------------------------------------------
     490,000  CA Statewide CDA, Series A                                              5.200          09/02/2025           476,917
----------------------------------------------------------------------------------------------------------------------------------
   3,945,000  CA Statewide CDA, Series A                                              5.350          09/02/2035         3,766,331
----------------------------------------------------------------------------------------------------------------------------------
  45,175,000  CA Statewide Financing Authority Tobacco
              Settlement                                                              6.375 2        06/01/2046         3,291,451
----------------------------------------------------------------------------------------------------------------------------------
 220,000,000  CA Statewide Financing Authority Tobacco
              Settlement                                                              7.876 2        06/01/2055         5,596,800
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Statewide Financing Authority Tobacco
              Settlement (TASC)                                                       6.000          05/01/2037         5,038,150
----------------------------------------------------------------------------------------------------------------------------------
  11,745,000  CA Statewide Financing Authority Tobacco
              Settlement (TASC)                                                       6.000          05/01/2043        11,834,614
----------------------------------------------------------------------------------------------------------------------------------
  30,010,000  CA Statewide Financing Authority Tobacco
              Settlement (TASC)                                                       6.000          05/01/2043        30,238,976
----------------------------------------------------------------------------------------------------------------------------------
   3,675,000  CA Valley Health System COP                                             6.875          05/15/2023         3,676,507
----------------------------------------------------------------------------------------------------------------------------------
     130,000  CA Valley Health System, Series A                                       6.500          05/15/2025           131,557
----------------------------------------------------------------------------------------------------------------------------------
     120,000  CA Veterans GO                                                          4.700          12/01/2012           120,053
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA Veterans GO, Series BP                                               5.500          12/01/2026            25,016
----------------------------------------------------------------------------------------------------------------------------------
     165,000  CA Veterans GO, Series BR                                               5.250          12/01/2026           165,069
----------------------------------------------------------------------------------------------------------------------------------
  12,000,000  CA Veterans GO, Series BZ                                               5.350          12/01/2021        12,047,880
----------------------------------------------------------------------------------------------------------------------------------
      25,000  CA Water Resource Devel. GO, Series S                                   5.500          04/01/2009            25,039
----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Calexico, CA Community Facilities District No. 2005-
              1 Special Tax (Hearthstone)                                             5.500          09/01/2036         2,434,600
----------------------------------------------------------------------------------------------------------------------------------
   2,325,000  Calexico, CA Community Facilities District No. 2005-
              1 Special Tax (Hearthstone)                                             5.550          09/01/2036         2,281,848
----------------------------------------------------------------------------------------------------------------------------------
     175,000  Campbell, CA (Civic Center) COP                                         5.250          10/01/2028           178,659
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Carlsbad, CA Improvement Bond Act 1915                                  5.500          09/02/2028            24,708
----------------------------------------------------------------------------------------------------------------------------------
   1,480,000  Carlsbad, CA Special Tax Community Facilities
              District No. 3                                                          5.300          09/01/2036         1,419,779
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Carlsbad, CA Unified School District COP (Aviara
              Oaks Middle School)                                                     5.300          06/01/2022           201,760
----------------------------------------------------------------------------------------------------------------------------------
   1,320,000  Carson, CA Improvement Bond Act 1915                                    7.375          09/02/2022         1,329,808
----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Carson, CA Redevel. Agency                                              6.000          01/01/2035         6,749,040
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Central CA Joint Powers Health Financing Authority
              COP (CHCC/FCHMC/SHF Obligated Group)                                    6.000          02/01/2030            53,282
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Chino Hills, CA COP                                                     5.000          09/01/2026         7,000,700
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Chino Valley, CA Unified School District COP                            5.000          09/01/2026             5,204
----------------------------------------------------------------------------------------------------------------------------------
   2,190,000  Chino, CA Community Facilities District Special Tax                     5.150          09/01/2036         2,010,179
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Chino, CA Community Facilities District Special Tax                     5.950          09/01/2033            45,581
----------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Chino, CA Community Facilities District Special Tax                     6.000          09/01/2028         1,222,008
----------------------------------------------------------------------------------------------------------------------------------
   1,340,000  Chino, CA Community Facilities District Special Tax                     6.000          09/01/2033         1,360,582
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Chino, CA Community Facilities District Special Tax
              No. 10                                                                  6.850          09/01/2020            53,058
----------------------------------------------------------------------------------------------------------------------------------
   1,285,000  Chino, CA Community Facilities District Special Tax
              No. 2                                                                   5.000          09/01/2036         1,152,465
----------------------------------------------------------------------------------------------------------------------------------


                    7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Chino, CA Community Facilities District Special Tax
              No. 2005-1                                                              5.000%         09/01/2023     $     949,040
----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  Chino, CA Community Facilities District Special Tax
              No. 2005-1                                                              5.000          09/01/2027         1,504,409
----------------------------------------------------------------------------------------------------------------------------------
   2,175,000  Chowchilla, CA Community Facilities Sales Tax
              District                                                                5.000          09/01/2037         1,961,981
----------------------------------------------------------------------------------------------------------------------------------
   2,690,000  Chowchilla, CA Redevel. Agency                                          5.000          08/01/2037         2,648,843
----------------------------------------------------------------------------------------------------------------------------------
   1,825,000  Chowchilla, CA Redevel. Agency 1                                        5.000          08/01/2037         1,797,078
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Chula Vista, CA Community Facilities District (Otay
              Ranch Village Seven)                                                    5.250          09/01/2026         1,951,960
----------------------------------------------------------------------------------------------------------------------------------
   2,670,000  Chula Vista, CA Community Facilities District (Otay
              Ranch Village Seven)                                                    5.350          09/01/2036         2,561,945
----------------------------------------------------------------------------------------------------------------------------------
   2,525,000  Coalinga, CA Regional Medical Center COP                                5.125          03/01/2032         2,358,552
----------------------------------------------------------------------------------------------------------------------------------
   1,825,000  Coalinga, CA Regional Medical Center COP 1                              5.750          09/01/2024         1,879,969
----------------------------------------------------------------------------------------------------------------------------------
   3,040,000  Coalinga, CA Regional Medical Center COP 1                              6.000          09/01/2034         3,058,027
----------------------------------------------------------------------------------------------------------------------------------
   2,100,000  Colton, CA Community Facilities District Special Tax                    7.500          09/01/2020         2,206,155
----------------------------------------------------------------------------------------------------------------------------------
   2,800,000  Commerce, CA Community Devel. Corp. Tax
              Allocation                                                              6.000          08/01/2021         2,846,816
----------------------------------------------------------------------------------------------------------------------------------
   3,970,000  Contra Costa County, CA Public Financing
              Authority (Contra Costa Centre)                                         5.000          08/01/2035         3,916,881
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Contra Costa County, CA Public Financing
              Authority Tax Allocation                                                5.850          08/01/2033            27,904
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Contra Costa County, CA Public Financing
              Authority Tax Allocation                                                5.850          08/01/2033             4,867
----------------------------------------------------------------------------------------------------------------------------------
   3,900,000  Corcoran, CA Hospital District, Series A 1                              5.000          08/01/2035         3,847,818
----------------------------------------------------------------------------------------------------------------------------------
   2,005,000  Corona, CA Community Facilities District (Buchanan
              Street)                                                                 5.150          09/01/2036         1,853,643
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Downey Community Devel. Commission Tax
              Allocation (Downey Redevel.)                                            5.125          08/01/2028           501,305
----------------------------------------------------------------------------------------------------------------------------------
   8,450,000  Duarte COP (Hope National Medical Center) 1                             5.250          04/01/2031         8,515,234
----------------------------------------------------------------------------------------------------------------------------------
   3,280,000  East Palo Alto Redevel. Agency Tax Allocation
              (University Circle Gateway)                                             6.625          10/01/2029         3,485,754
----------------------------------------------------------------------------------------------------------------------------------
   3,740,000  Eastern CA Municipal Water District                                     5.250          09/01/2035         3,518,592
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Eastern CA Municipal Water District (Crown Valley
              Village)                                                                5.625          09/01/2034         1,493,700
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Eastern CA Municipal Water District Community
              Facilities Special Tax                                                  5.000          09/01/2030           184,266
----------------------------------------------------------------------------------------------------------------------------------
     340,000  Eastern CA Municipal Water District Community
              Facilities Special Tax                                                  5.000          09/01/2037           306,700
----------------------------------------------------------------------------------------------------------------------------------
     200,000  Eastern CA Municipal Water District Community
              Facilities Special Tax                                                  5.100          09/01/2037           183,268
----------------------------------------------------------------------------------------------------------------------------------
     425,000  Eastern CA Municipal Water District Community
              Facilities Special Tax No. 2003-25                                      5.000          09/01/2036           383,928
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Eastern CA Municipal Water District Community
              Facilities Special Tax No. 2004-26                                      5.000          09/01/2025            19,458
----------------------------------------------------------------------------------------------------------------------------------
     525,000  Eastern CA Municipal Water District Improvement
              Bond Act 1915                                                           5.200          09/01/2036           489,064
----------------------------------------------------------------------------------------------------------------------------------
   1,725,000  Eastern CA Municipal Water District Improvement
              Bond Act 1915                                                           5.500          09/02/2035         1,682,858
----------------------------------------------------------------------------------------------------------------------------------
   1,205,000  Eastern CA Municipal Water District Improvement
              Bond Act 1915 (Faircrest)                                               5.250          09/01/2036         1,131,013
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  El Dorado County Special Tax                                            5.250          09/01/2035         3,789,960
----------------------------------------------------------------------------------------------------------------------------------


                    8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,900,000  El Dorado County Special Tax                                            5.350%         09/01/2035     $   1,826,793
----------------------------------------------------------------------------------------------------------------------------------
   1,875,000  El Monte Public Finance Authority (Multiple
              Redevel.)                                                               5.300          06/01/2038         1,768,200
----------------------------------------------------------------------------------------------------------------------------------
   5,750,000  Elk Grove Special Tax Community Facilities District
              No. 2005-1X                                                             5.200          09/01/2027         5,559,675
----------------------------------------------------------------------------------------------------------------------------------
  22,500,000  Elk Grove Special Tax Community Facilities District
              No. 2005-1X                                                             5.250          09/01/2037        21,253,725
----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Escondido Special Tax Community Facilities District
              No. 01 (Eureka)                                                         5.100          09/01/2026         1,349,824
----------------------------------------------------------------------------------------------------------------------------------
   4,200,000  Escondido Special Tax Community Facilities District
              No. 01 (Eureka)                                                         5.150          09/01/2036         3,939,348
----------------------------------------------------------------------------------------------------------------------------------
     700,000  Farmersville Unified School District COP                                5.000          08/01/2026           703,038
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Fillmore Public Financing (Central City Redevel.)                       5.500          06/01/2031            98,245
----------------------------------------------------------------------------------------------------------------------------------
     570,000  Fillmore Redevel. Agency Tax Allocation                                 5.000          05/01/2014           571,408
----------------------------------------------------------------------------------------------------------------------------------
     760,000  Fillmore Redevel. Agency Tax Allocation                                 5.000          05/01/2015           757,887
----------------------------------------------------------------------------------------------------------------------------------
     935,000  Fillmore Redevel. Agency Tax Allocation                                 5.000          05/01/2016           930,203
----------------------------------------------------------------------------------------------------------------------------------
   1,080,000  Fillmore Redevel. Agency Tax Allocation                                 5.000          05/01/2017         1,069,146
----------------------------------------------------------------------------------------------------------------------------------
   1,135,000  Fillmore Redevel. Agency Tax Allocation                                 5.000          05/01/2018         1,117,260
----------------------------------------------------------------------------------------------------------------------------------
   4,000,000  Fillmore Redevel. Agency Tax Allocation                                 5.125          05/01/2021         3,931,200
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Fillmore Redevel. Agency Tax Allocation                                 5.300          05/01/2023         2,973,420
----------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Fillmore Redevel. Agency Tax Allocation                                 5.375          05/01/2031        14,590,500
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Folsom Public Financing Authority                                       5.200          09/01/2032         2,822,610
----------------------------------------------------------------------------------------------------------------------------------
     625,000  Folsom Special Tax Community Facilities District No.
              10                                                                      6.300          09/01/2012           667,563
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Folsom Special Tax Community Facilities District No.
              10                                                                      6.300          09/01/2012         1,046,350
----------------------------------------------------------------------------------------------------------------------------------
   3,270,000  Folsom Special Tax Community Facilities District No.
              10                                                                      6.875          09/01/2019         3,525,485
----------------------------------------------------------------------------------------------------------------------------------
   5,230,000  Folsom Special Tax Community Facilities District No.
              10                                                                      6.875          09/01/2019         5,492,441
----------------------------------------------------------------------------------------------------------------------------------
   2,615,000  Folsom Special Tax Community Facilities District No.
              31                                                                      5.000          09/01/2026         2,461,186
----------------------------------------------------------------------------------------------------------------------------------
   3,795,000  Folsom Special Tax Community Facilities District No.
              31                                                                      5.000          09/01/2036         3,403,584
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Fontana Redevel. Agency (Jurupa Hills)                                  5.500          10/01/2027            10,163
----------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Foothill Eastern Transportation Corridor Agency
              Toll Road                                                               5.877 2        01/15/2030         2,751,600
----------------------------------------------------------------------------------------------------------------------------------
   5,100,000  Fremont Community Facilities District (Pacific
              Commons)                                                                5.375          09/01/2036         4,876,722
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Fremont Community Facilities District (Pacific
              Commons)                                                                6.250          09/01/2026            20,695
----------------------------------------------------------------------------------------------------------------------------------
   4,995,000  Fullerton Redevel. Agency COP 1                                         5.000          04/01/2034         4,929,865
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Garden Grove, CA Hsg. Authority (Stuart Drive-Rose
              Garden)                                                                 6.700          01/01/2025            10,046
----------------------------------------------------------------------------------------------------------------------------------
   1,675,000  Hawthorne Community Redevel. Agency Special Tax                         7.200          10/01/2025         1,733,307
----------------------------------------------------------------------------------------------------------------------------------
   1,180,000  Hawthorne Community Redevel. Agency Special Tax                         7.200          10/01/2025         1,221,076
----------------------------------------------------------------------------------------------------------------------------------
   1,165,000  Heber Public Utilities District (Heber Meadows)                         5.300          09/01/2035         1,104,140
----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  Hemet Unified School District                                           5.100          09/01/2030           946,601
----------------------------------------------------------------------------------------------------------------------------------
     785,000  Hemet Unified School District                                           5.125          09/01/2036           717,796
----------------------------------------------------------------------------------------------------------------------------------
   1,285,000  Hemet Unified School District                                           5.125          09/01/2037         1,173,513
----------------------------------------------------------------------------------------------------------------------------------
   1,505,000  Hemet Unified School District                                           5.250          09/01/2035         1,405,956
----------------------------------------------------------------------------------------------------------------------------------


                    9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                         COUPON           MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  1,155,000  Hemet, CA Unified School District Community
              Facilities District No. 2005-3                                          5.375%         09/01/2026     $   1,130,814
----------------------------------------------------------------------------------------------------------------------------------
   5,835,000  Hemet, CA Unified School District Community
              Facilities District No. 2005-3                                          5.750          09/01/2039         5,842,644
----------------------------------------------------------------------------------------------------------------------------------
      35,000  Hemet, CA Unified School District Community
              Facilities District Special Tax                                         5.625          09/01/2035            34,561
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Hesperia Improvement Bond Act 1915                                      8.500          09/02/2024            41,601
----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Hesperia Public Financing Authority                                     5.000          09/01/2037         8,215,280
----------------------------------------------------------------------------------------------------------------------------------
   1,370,000  Hesperia Public Financing Authority, Tranche A                          6.250          09/01/2035         1,373,315
----------------------------------------------------------------------------------------------------------------------------------
   3,375,000  Hesperia Public Financing Authority, Tranche B                          6.250          09/01/2035         3,383,168
----------------------------------------------------------------------------------------------------------------------------------
   3,355,000  Hesperia Public Financing Authority, Tranche C                          6.250          09/01/2035         3,363,119
----------------------------------------------------------------------------------------------------------------------------------
   1,070,000  Hesperia Unified School District                                        5.000          09/01/2030           998,856
----------------------------------------------------------------------------------------------------------------------------------
   1,710,000  Hesperia Unified School District                                        5.000          09/01/2037         1,565,385
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Hesperia Unified School District                                        5.200          09/01/2035            46,693
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Huntington Beach Community Facilities District
              Special Tax (Huntington Center)                                         5.850          09/01/2033         1,517,940
----------------------------------------------------------------------------------------------------------------------------------
   2,910,000  Huntington Park, CA Public Financing Authority,
              Series A 3                                                              6.200          10/01/2025         2,970,179
----------------------------------------------------------------------------------------------------------------------------------
   1,520,000  Imperial County Community Facilities District No.
              2004-2 Special Tax                                                      5.900          09/01/2037         1,516,671
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Imperial County Community Facilities District No.
              2004-2 Special Tax                                                      6.000          09/01/2037         1,995,660
----------------------------------------------------------------------------------------------------------------------------------
       5,000  Imperial County COP                                                     6.000          09/01/2009             5,008
----------------------------------------------------------------------------------------------------------------------------------
     870,000  Imperial County Special Tax                                             5.000          09/01/2026           828,623
----------------------------------------------------------------------------------------------------------------------------------
   1,070,000  Imperial County Special Tax                                             5.000          09/01/2037           965,204
----------------------------------------------------------------------------------------------------------------------------------
   3,385,000  Imperial County Special Tax                                             5.000          09/01/2037         3,053,473
----------------------------------------------------------------------------------------------------------------------------------
     295,000  Imperial County Special Tax                                             5.000          09/01/2037           266,108
----------------------------------------------------------------------------------------------------------------------------------
   1,550,000  Imperial County Special Tax                                             5.100          09/01/2037         1,420,327
----------------------------------------------------------------------------------------------------------------------------------
   3,710,000  Imperial County Special Tax                                             5.125          09/01/2037         3,412,866
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Independent Cities Lease Finance Authority
              (Caritas) 1                                                             5.200          08/15/2045         6,743,170
----------------------------------------------------------------------------------------------------------------------------------
     130,000  Independent Cities Lease Finance Authority (El
              Granada Mobile Home Park)                                               6.000          05/15/2034           133,778
----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Independent Cities Lease Finance Authority (San
              Juan Mobile Estates) 1                                                  5.125          05/15/2041         2,843,880
----------------------------------------------------------------------------------------------------------------------------------
     500,000  Independent Cities Lease Finance Authority (San
              Juan Mobile Estates)                                                    5.450          05/15/2026           479,445
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Independent Cities Lease Finance Authority (San
              Juan Mobile Estates)                                                    5.850          05/15/2041         1,071,455
----------------------------------------------------------------------------------------------------------------------------------
   2,445,000  Indio Community Facilities District Special Tax                         5.200          09/01/2027         2,335,611
----------------------------------------------------------------------------------------------------------------------------------
   2,215,000  Indio Community Facilities District Special Tax                         5.250          09/01/2027         2,129,080
----------------------------------------------------------------------------------------------------------------------------------
   2,520,000  Indio Community Facilities District Special Tax                         5.250          09/01/2036         2,365,272
----------------------------------------------------------------------------------------------------------------------------------
   4,095,000  Indio Community Facilities District Special Tax                         5.250          09/01/2036         3,843,567
----------------------------------------------------------------------------------------------------------------------------------
     295,000  Indio Community Facilities District Special Tax
              (Sonora Wells)                                                          5.000          09/01/2020           288,289
----------------------------------------------------------------------------------------------------------------------------------
     310,000  Indio Community Facilities District Special Tax
              (Sonora Wells)                                                          5.000          09/01/2021           300,793
----------------------------------------------------------------------------------------------------------------------------------
     645,000  Indio Community Facilities District Special Tax
              (Sonora Wells)                                                          5.050          09/01/2026           614,440
----------------------------------------------------------------------------------------------------------------------------------
   2,885,000  Indio Community Facilities District Special Tax
              (Sonora Wells)                                                          5.125          09/01/2036         2,657,027
----------------------------------------------------------------------------------------------------------------------------------


                   10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                        COUPON            MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     25,000  Indio Improvement Bond Act 1915 Assessment
              District No. 2002-2                                                     6.125%         09/02/2027     $      25,987
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Indio Improvement Bond Act 1915 Assessment
              District No. 2003-03                                                    6.125          09/02/2029         2,077,860
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Indio Improvement Bond Act 1915 Assessment
              District No. 2003-5 (Sunburst)                                          5.875          09/02/2029            25,498
----------------------------------------------------------------------------------------------------------------------------------
   2,820,000  Indio Improvement Bond Act 1915 Assessment
              District No. 2004-03                                                    5.500          09/02/2030         2,778,320
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Indio Public Financing Authority                                        6.100          09/02/2029         2,095,020
----------------------------------------------------------------------------------------------------------------------------------
   4,185,000  Indio Redevel. Agency Tax, Series B                                     6.500          08/15/2034         4,437,230
----------------------------------------------------------------------------------------------------------------------------------
     305,000  Industry COP                                                            5.300          08/01/2019           315,233
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Irvine Improvement Bond Act 1915                                        5.625          09/02/2024            10,244
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Jurupa Community Services District Special Tax                          5.000          09/01/2036         1,364,895
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Jurupa Community Services District Special Tax                          5.000          09/01/2036         1,819,860
----------------------------------------------------------------------------------------------------------------------------------
   1,540,000  Jurupa Unified School District                                          5.450          09/01/2035         1,502,193
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Jurupa, CA Community Services District Special Tax
              Community Facilities District No. 17                                    5.200          09/01/2036           938,270
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Jurupa, CA Community Services District Special Tax
              Community Facilities District No. 30                                    5.600          09/01/2037         1,001,640
----------------------------------------------------------------------------------------------------------------------------------
       5,000  King Community Devel. Agency (King City Redevel.)                       6.400          09/01/2009             5,008
----------------------------------------------------------------------------------------------------------------------------------
      50,000  King Community Devel. Agency (King City Redevel.)                       6.750          09/01/2016            50,088
----------------------------------------------------------------------------------------------------------------------------------
      30,000  Kingsburg Public Financing Authority                                    8.000          09/15/2021            30,060
----------------------------------------------------------------------------------------------------------------------------------
   4,500,000  La Verne COP (Bethren Hillcrest Homes)                                  6.625          02/15/2025         4,845,420
----------------------------------------------------------------------------------------------------------------------------------
   1,300,000  Laguna Beach Improvement Bond Act 1915
              Underground Utility Assessment No. 06-1                                 5.500          09/02/2022         1,254,552
----------------------------------------------------------------------------------------------------------------------------------
     840,000  Lake Berryessa Resort Improvement District                              5.250          09/02/2017           833,893
----------------------------------------------------------------------------------------------------------------------------------
   1,440,000  Lake Berryessa Resort Improvement District                              5.250          09/02/2027         1,410,106
----------------------------------------------------------------------------------------------------------------------------------
   2,470,000  Lake Berryessa Resort Improvement District                              5.550          09/02/2037         2,389,108
----------------------------------------------------------------------------------------------------------------------------------
   2,020,000  Lake Elsinore Community Facilities District No. 2006-
              2 Special Tax (Viscaya)                                                 5.400          09/01/2036         1,938,675
----------------------------------------------------------------------------------------------------------------------------------
   1,325,000  Lake Elsinore Special Tax                                               5.150          09/01/2036         1,224,976
----------------------------------------------------------------------------------------------------------------------------------
     980,000  Lake Elsinore Special Tax                                               5.200          09/01/2026           945,151
----------------------------------------------------------------------------------------------------------------------------------
     920,000  Lake Elsinore Special Tax                                               5.200          09/01/2026           903,146
----------------------------------------------------------------------------------------------------------------------------------
   2,800,000  Lake Elsinore Special Tax                                               5.250          09/01/2037         2,683,884
----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Lake Elsinore Special Tax                                               5.350          09/01/2036         1,047,959
----------------------------------------------------------------------------------------------------------------------------------
   1,210,000  Lake Elsinore Special Tax                                               5.350          09/01/2036         1,152,755
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Lake Elsinore Special Tax                                               5.450          09/01/2036         1,975,480
----------------------------------------------------------------------------------------------------------------------------------
   1,170,000  Lake Elsinore Unified School District                                   5.000          09/01/2037         1,055,410
----------------------------------------------------------------------------------------------------------------------------------
   3,430,000  Lake Elsinore Unified School District                                   5.350          09/01/2035         3,274,655
----------------------------------------------------------------------------------------------------------------------------------
   1,220,000  Lake Elsinore Unified School District                                   5.350          09/01/2035         1,164,746
----------------------------------------------------------------------------------------------------------------------------------
   1,435,000  Lake Elsinore Unified School District                                   5.400          09/01/2035         1,409,543
----------------------------------------------------------------------------------------------------------------------------------
   1,615,000  Lake Elsinore, CA Public Financing Authority, Series F                  7.100          09/01/2020         1,649,416
----------------------------------------------------------------------------------------------------------------------------------
   1,800,000  Lathrop Financing Authority (Water Supply)                              6.000          06/01/2035         1,807,920
----------------------------------------------------------------------------------------------------------------------------------
   3,430,000  Lathrop Improvement Bond Act 1915 (Mossdale
              Village)                                                                5.100          09/02/2035         3,046,149
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Lathrop Improvement Bond Act 1915 (Mossdale
              Village)                                                                6.000          09/02/2022            50,824
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Lathrop Improvement Bond Act 1915 (Mossdale
              Village)                                                                6.125          09/02/2028            20,339
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Lathrop Improvement Bond Act 1915 (Mossdale
              Village)                                                                6.125          09/02/2033            40,550
----------------------------------------------------------------------------------------------------------------------------------


                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                               COUPON       MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    475,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.000%      09/01/2015    $     475,119
-----------------------------------------------------------------------------------------------------------------------------------
     445,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.000       09/01/2016          442,615
-----------------------------------------------------------------------------------------------------------------------------------
     670,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.125       09/01/2017          665,357
-----------------------------------------------------------------------------------------------------------------------------------
     800,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.125       09/01/2018          787,864
-----------------------------------------------------------------------------------------------------------------------------------
   1,015,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.200       09/01/2019          997,775
-----------------------------------------------------------------------------------------------------------------------------------
     505,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.250       09/01/2021          492,602
-----------------------------------------------------------------------------------------------------------------------------------
   5,680,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.300       09/01/2026        5,447,688
-----------------------------------------------------------------------------------------------------------------------------------
  22,305,000  Lathrop Special Tax Community Facilities District
              No. 06-1                                                                     5.375       09/01/2036       20,879,487
-----------------------------------------------------------------------------------------------------------------------------------
   4,475,000  Lathrop, CA Special Tax Community Facilities
              District No. 03-2                                                            7.000       09/01/2033        4,804,673
-----------------------------------------------------------------------------------------------------------------------------------
     110,000  Lee Lake Water District Community Facilities
              District No. 1 (Sycamore Creek)                                              6.000       09/01/2033          112,505
-----------------------------------------------------------------------------------------------------------------------------------
     635,000  Lincoln Special Tax                                                          5.000       09/01/2026          594,112
-----------------------------------------------------------------------------------------------------------------------------------
   1,315,000  Lincoln Special Tax                                                          5.000       09/01/2036        1,179,371
-----------------------------------------------------------------------------------------------------------------------------------
   3,320,000  Lincoln, CA Public Financing Authority Special Tax                           5.000       09/01/2034        2,995,935
-----------------------------------------------------------------------------------------------------------------------------------
   2,290,000  Lindsay Redevel. Agency                                                      5.000       08/01/2035        2,279,603
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Loma Linda Collateralized Loan (Redlands)                                    7.375       06/01/2009           25,764
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Long Beach Bond Finance Authority (Aquarium of
              the South Pacific)                                                           5.000       11/01/2026           26,054
-----------------------------------------------------------------------------------------------------------------------------------
   3,085,000  Long Beach Bond Finance Authority Natural Gas
              Purchase                                                                     5.500       11/15/2037        3,179,494
-----------------------------------------------------------------------------------------------------------------------------------
     150,000  Long Beach Special Tax (Towne Center)                                        6.875       10/01/2025          152,450
-----------------------------------------------------------------------------------------------------------------------------------
  60,000,000  Long Beach, CA Bond Finance Authority Natural
              Gas 7                                                                        5.371 8     11/15/2033       58,350,000
-----------------------------------------------------------------------------------------------------------------------------------
  52,500,000  Long Beach, CA Bond Finance Authority Natural Gas
              Purchase 7                                                                   5.500       11/15/2037       54,108,337
-----------------------------------------------------------------------------------------------------------------------------------
  10,165,000  Long Beach, CA Special Tax Community Facilities
              District No. 7 (Douglas Park)                                                5.250       09/01/2037        9,532,432
-----------------------------------------------------------------------------------------------------------------------------------
     135,000  Los Angeles Community Redevel. Agency (Angelus
              Plaza)                                                                       6.400       07/01/2023          135,770
-----------------------------------------------------------------------------------------------------------------------------------
   1,675,000  Los Angeles Community Redevel. Agency (Grand
              Central Square)                                                              5.000       12/01/2026        1,627,782
-----------------------------------------------------------------------------------------------------------------------------------
     200,000  Los Angeles Dept. of Water & Power, Series A                                 5.125       07/01/2041          203,730
-----------------------------------------------------------------------------------------------------------------------------------
  17,585,000  Los Angeles Harbor Dept., Series A 7                                         5.000       08/01/2025       18,205,752
-----------------------------------------------------------------------------------------------------------------------------------
  18,495,000  Los Angeles Harbor Dept., Series A 7                                         5.000       08/01/2026       19,115,768
-----------------------------------------------------------------------------------------------------------------------------------
   5,230,000  Los Angeles Hsg. (Park Plaza)                                                5.500       01/20/2043        5,354,317
-----------------------------------------------------------------------------------------------------------------------------------
   5,430,000  Los Angeles Hsg. Authority                                                   5.000       06/01/2033        5,367,935
-----------------------------------------------------------------------------------------------------------------------------------
   5,190,000  Los Angeles Hsg. Authority                                                   5.000       06/01/2037        5,110,956
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Los Angeles IDA (Santee Court Parking Facility)                              5.000       12/01/2020        1,513,335
-----------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Los Angeles IDA (Santee Court Parking Facility)                              5.000       12/01/2027        1,077,560
-----------------------------------------------------------------------------------------------------------------------------------
      35,000  Los Angeles Regional Airports Improvement Corp.
              (United Airlines) 3,6,9                                                      8.800       11/15/2021           24,716
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Los Angeles Unified School District 7                                        5.625       07/01/2015        5,286,975
-----------------------------------------------------------------------------------------------------------------------------------


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                               COUPON       MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Los Angeles Unified School District 7                                        5.625%      07/01/2016    $   5,286,975
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Los Angeles Unified School District 7                                        5.625       07/01/2017        3,172,185
-----------------------------------------------------------------------------------------------------------------------------------
   9,500,000  Los Angeles Water & Power System 7                                           5.000       07/01/2024        9,592,340
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Los Banos COP 3                                                              6.000       12/01/2019           25,018
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Los Banos Redevel. Agency Tax Allocation                                     5.000       09/01/2036        2,986,170
-----------------------------------------------------------------------------------------------------------------------------------
      15,000  Los Gatos Union School District                                              5.000       08/01/2024           15,554
-----------------------------------------------------------------------------------------------------------------------------------
      65,000  M-S-R Public Power Agency (San Juan)                                         6.000       07/01/2022           71,617
-----------------------------------------------------------------------------------------------------------------------------------
     135,000  Madera County COP (Valley Children's Hospital)                               5.750       03/15/2028          135,192
-----------------------------------------------------------------------------------------------------------------------------------
     925,000  Madera Special Tax                                                           5.000       09/01/2036          835,608
-----------------------------------------------------------------------------------------------------------------------------------
   4,575,000  Maywood Community Devel. Commission
              (Maywood Redevel.)                                                           5.000       08/01/2032        4,517,081
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Maywood Community Devel. Commission
              (Maywood Redevel.)                                                           5.000       08/01/2037        1,969,400
-----------------------------------------------------------------------------------------------------------------------------------
     100,000  Mendocino Coast Healthcare District                                          5.875       02/01/2020          100,353
-----------------------------------------------------------------------------------------------------------------------------------
   1,375,000  Mendota Joint Powers Financing Authority
              Wastewater                                                                   5.150       07/01/2035        1,274,735
-----------------------------------------------------------------------------------------------------------------------------------
     610,000  Menifee Union School District Special Tax                                    5.000       09/01/2026          577,542
-----------------------------------------------------------------------------------------------------------------------------------
   3,520,000  Menifee Union School District Special Tax                                    5.000       09/01/2036        3,202,954
-----------------------------------------------------------------------------------------------------------------------------------
     915,000  Menifee Union School District Special Tax                                    5.200       09/01/2030          872,050
-----------------------------------------------------------------------------------------------------------------------------------
     400,000  Menifee Union School District Special Tax                                    5.200       09/01/2035          376,200
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Menifee Union School District Special Tax                                    5.250       09/01/2035          473,745
-----------------------------------------------------------------------------------------------------------------------------------
   1,010,000  Menifee Union School District Special Tax                                    5.250       09/01/2036          954,814
-----------------------------------------------------------------------------------------------------------------------------------
     690,000  Menifee Union School District Special Tax                                    5.500       09/01/2034          679,008
-----------------------------------------------------------------------------------------------------------------------------------
     385,000  Menifee Union School District Special Tax                                    5.500       09/01/2034          378,867
-----------------------------------------------------------------------------------------------------------------------------------
  13,000,000  Merced Irrigation District 7                                                 5.250       09/01/2036       13,667,550
-----------------------------------------------------------------------------------------------------------------------------------
   2,930,000  Merced Special Tax                                                           5.000       09/01/2036        2,646,845
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Merced Special Tax                                                           5.100       09/01/2035          459,970
-----------------------------------------------------------------------------------------------------------------------------------
      30,000  Metropolitan Water District of Southern CA, Series
              A                                                                            5.000       07/01/2037           30,295
-----------------------------------------------------------------------------------------------------------------------------------
   1,785,000  Mission Springs Water District                                               5.200       09/02/2032        1,690,841
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Mission Viejo Community Devel. (City Hall
              Construction/Library)                                                        5.000       05/01/2028           25,486
-----------------------------------------------------------------------------------------------------------------------------------
      50,000  Modesto Health Facility (Sutter Health/Alta Bates
              Medical Center/Berkeley Long-Term Care Company
              Obligated Group)                                                             5.250       06/01/2021           51,051
-----------------------------------------------------------------------------------------------------------------------------------
     445,000  Modesto Irrigation District COP                                              5.300       07/01/2022          445,543
-----------------------------------------------------------------------------------------------------------------------------------
      15,000  Modesto Multifamily Hsg. (Valley Oak)                                        5.450       05/01/2028           15,221
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Modesto Special Tax Community Facilities District
              No. 4                                                                        5.150       09/01/2036        2,773,530
-----------------------------------------------------------------------------------------------------------------------------------
   4,240,000  Moorpark Community Facilities District No. 2004-1
              (Moorpark Highlands)                                                         5.300       09/01/2038        3,997,642
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Moreno Valley Special Tax Community Facilities
              District No. 5                                                               5.000       09/01/2037        1,119,350
-----------------------------------------------------------------------------------------------------------------------------------
   1,475,000  Moreno Valley Unified School District Community
              Facilities District                                                          5.150       09/01/2035        1,357,531
-----------------------------------------------------------------------------------------------------------------------------------
     680,000  Moreno Valley Unified School District Community
              Facilities District                                                          5.200       09/01/2036          628,932
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Moreno Valley, CA Unified School District
              Community Facilities District Special Tax                                    5.000       09/01/2037        1,804,120
-----------------------------------------------------------------------------------------------------------------------------------
     750,000  Moreno Valley, CA Unified School District
              Community Facilities District Special Tax No. 2004-3                         5.000       09/01/2037          671,610
-----------------------------------------------------------------------------------------------------------------------------------


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                               COUPON       MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000  Mountain View Los Altos Union High School
              District COP                                                                 5.250%      08/01/2040    $     100,309
-----------------------------------------------------------------------------------------------------------------------------------
     700,000  Murrieta Community Facilities District Special Tax
              (Bremerton)                                                                  5.625       09/01/2034          697,060
-----------------------------------------------------------------------------------------------------------------------------------
   1,810,000  Murrieta Community Facilities District Special Tax
              (Creekside Village)                                                          5.200       09/01/2035        1,714,450
-----------------------------------------------------------------------------------------------------------------------------------
     240,000  Murrieta Community Facilities District Special Tax
              (Meadowlane/Amberwalk)                                                       5.125       09/01/2035          221,621
-----------------------------------------------------------------------------------------------------------------------------------
     875,000  Murrieta Community Facilities District Special Tax
              (Murrieta Fields)                                                            5.250       09/01/2035          823,200
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Murrieta Community Facilities District Special Tax
              (Murrieta Springs)                                                           5.500       09/01/2034        2,443,225
-----------------------------------------------------------------------------------------------------------------------------------
      35,000  Murrieta Valley Unified School District Special Tax                          5.250       09/01/2037           32,822
-----------------------------------------------------------------------------------------------------------------------------------
     370,000  Murrieta Valley Unified School District Special Tax                          5.375       09/01/2026          364,376
-----------------------------------------------------------------------------------------------------------------------------------
   1,355,000  Murrieta Valley Unified School District Special Tax                          5.450       09/01/2038        1,316,491
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Murrieta Water Public Financing Authority                                    6.600       10/01/2016           25,211
-----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  Napa-Vallejo Waste Management Authority (Solid
              Waste Transfer Facility)                                                     5.300       02/15/2012        1,042,430
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Northern CA Gas Authority 7                                                  4.105 8     07/01/2017          936,250
-----------------------------------------------------------------------------------------------------------------------------------
  20,000,000  Northern CA Gas Authority 7                                                  4.135 8     07/01/2019       18,300,000
-----------------------------------------------------------------------------------------------------------------------------------
  15,000,000  Northern CA Gas Authority 7                                                  4.225 8     07/01/2027       13,725,000
-----------------------------------------------------------------------------------------------------------------------------------
      40,000  Northern CA Gas Authority                                                    4.105 8     07/01/2017           38,152
-----------------------------------------------------------------------------------------------------------------------------------
  30,000,000  Northern CA Gas Authority                                                    4.225 8     07/01/2027       27,450,000
-----------------------------------------------------------------------------------------------------------------------------------
     300,000  Northern CA Power Agency (Hydroelectric)                                     5.000       07/01/2028          304,881
-----------------------------------------------------------------------------------------------------------------------------------
   1,025,000  Northern CA Power Agency (Hydroelectric)                                     5.125       07/01/2023        1,043,460
-----------------------------------------------------------------------------------------------------------------------------------
  23,675,000  Northern CA Tobacco Securitization Authority
              (TASC) 1                                                                     5.500       06/01/2045       22,198,390
-----------------------------------------------------------------------------------------------------------------------------------
 157,335,000  Northern CA Tobacco Securitization Authority
              (TASC) 1                                                                     6.700 2     06/01/2045       10,458,057
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Northstar Community Services District                                        5.550       09/01/2036        3,009,210
-----------------------------------------------------------------------------------------------------------------------------------
     900,000  Oakley Public Finance Authority                                              5.200       09/02/2026          878,301
-----------------------------------------------------------------------------------------------------------------------------------
   4,445,000  Oakley Public Finance Authority                                              5.250       09/02/2036        4,172,077
-----------------------------------------------------------------------------------------------------------------------------------
      30,000  Oxnard School District                                                       5.000       08/01/2031           30,588
-----------------------------------------------------------------------------------------------------------------------------------
   1,555,000  Palm Desert Financing Authority                                              5.000 2     08/01/2014        1,145,320
-----------------------------------------------------------------------------------------------------------------------------------
     440,000  Palm Desert Financing Authority                                              5.050 2     08/01/2015          308,458
-----------------------------------------------------------------------------------------------------------------------------------
     390,000  Palm Desert Financing Authority                                              5.100 2     08/01/2016          259,155
-----------------------------------------------------------------------------------------------------------------------------------
     230,000  Palm Desert Financing Authority                                              5.650 2     04/01/2018          135,194
-----------------------------------------------------------------------------------------------------------------------------------
   1,020,000  Palm Desert Financing Authority                                              5.650 2     08/01/2018          589,468
-----------------------------------------------------------------------------------------------------------------------------------
     265,000  Palm Desert Financing Authority                                              5.750 2     04/01/2019          144,767
-----------------------------------------------------------------------------------------------------------------------------------
   1,165,000  Palm Desert Financing Authority                                              5.750 2     08/01/2019          625,570
-----------------------------------------------------------------------------------------------------------------------------------
     305,000  Palm Desert Financing Authority                                              5.850 2     04/01/2020          155,416
-----------------------------------------------------------------------------------------------------------------------------------
   1,310,000  Palm Desert Financing Authority                                              5.850 2     08/01/2020          655,904
-----------------------------------------------------------------------------------------------------------------------------------
     340,000  Palm Desert Financing Authority                                              5.950 2     04/01/2021          160,762
-----------------------------------------------------------------------------------------------------------------------------------
   1,450,000  Palm Desert Financing Authority                                              5.950 2     08/01/2021          673,337
-----------------------------------------------------------------------------------------------------------------------------------
     380,000  Palm Desert Financing Authority                                              6.000 2     04/01/2022          167,162
-----------------------------------------------------------------------------------------------------------------------------------
   1,605,000  Palm Desert Financing Authority                                              6.000 2     08/01/2022          693,119
-----------------------------------------------------------------------------------------------------------------------------------
     395,000  Palm Desert Financing Authority                                              6.010 2     04/01/2023          163,408
-----------------------------------------------------------------------------------------------------------------------------------
   1,755,000  Palm Desert Financing Authority                                              6.010 2     08/01/2023          712,688
-----------------------------------------------------------------------------------------------------------------------------------


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                               COUPON       MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    410,000  Palm Desert Financing Authority                                              6.020% 2    04/01/2024    $     159,867
-----------------------------------------------------------------------------------------------------------------------------------
   1,910,000  Palm Desert Financing Authority                                              6.020 2     08/01/2024          731,091
-----------------------------------------------------------------------------------------------------------------------------------
     430,000  Palm Desert Financing Authority                                              6.030 2     04/01/2025          157,483
-----------------------------------------------------------------------------------------------------------------------------------
   2,070,000  Palm Desert Financing Authority                                              6.030 2     08/01/2025          744,144
-----------------------------------------------------------------------------------------------------------------------------------
     445,000  Palm Desert Financing Authority                                              6.040 2     04/01/2026          153,053
-----------------------------------------------------------------------------------------------------------------------------------
   2,235,000  Palm Desert Financing Authority                                              6.040 2     08/01/2026          754,447
-----------------------------------------------------------------------------------------------------------------------------------
     465,000  Palm Desert Financing Authority                                              6.050 2     04/01/2027          150,162
-----------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Palm Desert Financing Authority                                              6.050 2     08/01/2027          443,688
-----------------------------------------------------------------------------------------------------------------------------------
     480,000  Palm Desert Financing Authority                                              6.060 2     04/01/2028          145,627
-----------------------------------------------------------------------------------------------------------------------------------
   1,415,000  Palm Desert Financing Authority                                              6.060 2     08/01/2028          421,274
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Palm Desert Financing Authority                                              6.070 2     04/01/2029          142,610
-----------------------------------------------------------------------------------------------------------------------------------
   1,370,000  Palm Desert Financing Authority                                              6.070 2     08/01/2029          383,436
-----------------------------------------------------------------------------------------------------------------------------------
     520,000  Palm Desert Financing Authority                                              6.080 2     04/01/2030          139,287
-----------------------------------------------------------------------------------------------------------------------------------
   1,430,000  Palm Desert Financing Authority                                              6.080 2     08/01/2030          375,847
-----------------------------------------------------------------------------------------------------------------------------------
     540,000  Palm Desert Financing Authority                                              6.090 2     04/01/2031          135,923
-----------------------------------------------------------------------------------------------------------------------------------
   1,495,000  Palm Desert Financing Authority                                              6.090 2     08/01/2031          369,235
-----------------------------------------------------------------------------------------------------------------------------------
     560,000  Palm Desert Financing Authority                                              6.100 2     04/01/2032          132,440
-----------------------------------------------------------------------------------------------------------------------------------
   1,560,000  Palm Desert Financing Authority                                              6.100 2     08/01/2032          361,982
-----------------------------------------------------------------------------------------------------------------------------------
     580,000  Palm Desert Financing Authority                                              6.100 2     04/01/2033          128,957
-----------------------------------------------------------------------------------------------------------------------------------
   1,625,000  Palm Desert Financing Authority                                              6.100 2     08/01/2033          354,461
-----------------------------------------------------------------------------------------------------------------------------------
     590,000  Palm Desert Financing Authority                                              6.100 2     04/01/2034          123,528
-----------------------------------------------------------------------------------------------------------------------------------
   1,705,000  Palm Desert Financing Authority                                              6.100 2     08/01/2034          350,224
-----------------------------------------------------------------------------------------------------------------------------------
   2,075,000  Palm Desert Financing Authority                                              6.100 2     08/01/2035          401,035
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Palm Desert Improvement Bond Act 1915                                        5.100       09/02/2037        4,483,000
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Palm Desert Special Tax Community Facilities
              District No. 2005-1                                                          5.150       09/01/2027        2,847,900
-----------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Palm Desert Special Tax Community Facilities
              District No. 2005-1                                                          5.200       09/01/2037        8,375,670
-----------------------------------------------------------------------------------------------------------------------------------
   2,335,000  Palm Desert Special Tax Community Facilities
              District No. 2005-1-A                                                        5.250       09/01/2026        2,292,386
-----------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Palm Desert Special Tax Community Facilities
              District No. 2005-1-A                                                        5.450       09/01/2032        5,844,240
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000  Palm Desert Special Tax Community Facilities
              District No. 2005-1-A                                                        5.500       09/01/2036        7,790,720
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Palm Springs Airport Passenger Facilities (Palm
              Springs International Airport)                                               5.450       07/01/2020          496,125
-----------------------------------------------------------------------------------------------------------------------------------
   2,685,000  Palm Springs Airport Passenger Facilities (Palm
              Springs International Airport)                                               5.550       07/01/2028        2,630,172
-----------------------------------------------------------------------------------------------------------------------------------
      95,000  Palm Springs Financing Authority (Palm Springs
              Regional Airport)                                                            5.250       01/01/2028           95,999
-----------------------------------------------------------------------------------------------------------------------------------
      10,000  Palm Springs Improvement Bond Act 1915                                       5.550       09/02/2023           10,123
-----------------------------------------------------------------------------------------------------------------------------------
   6,460,000  Palmdale Community Facilities District                                       6.125       09/01/2037        6,476,473
-----------------------------------------------------------------------------------------------------------------------------------
     100,000  Palmdale Community Facilities District Special Tax                           5.400       09/01/2035           96,167
-----------------------------------------------------------------------------------------------------------------------------------
   5,690,000  Palmdale Community Facilities District Special Tax                           6.250       09/01/2035        5,929,037
-----------------------------------------------------------------------------------------------------------------------------------
   1,380,000  Palmdale Improvement Bond Act 1915                                           5.000       09/02/2016        1,382,346
-----------------------------------------------------------------------------------------------------------------------------------
      20,000  Palo Alto Improvement Bond Act 1915 (University
              Ave. Area)                                                                   5.750       09/02/2022           20,460
-----------------------------------------------------------------------------------------------------------------------------------
      10,000  Perris Community Facilities District (May Farms)                             5.100       09/01/2030            9,341
-----------------------------------------------------------------------------------------------------------------------------------


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                               COUPON       MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    120,000  Perris Community Facilities District (May Farms)                             5.150%      09/01/2035    $     111,228
-----------------------------------------------------------------------------------------------------------------------------------
   1,390,000  Perris Community Facilities District Special Tax                             5.300       09/01/2035        1,317,386
-----------------------------------------------------------------------------------------------------------------------------------
   2,115,000  Perris Community Facilities District Special Tax                             5.300       09/01/2035        2,004,512
-----------------------------------------------------------------------------------------------------------------------------------
   2,085,000  Perris Community Facilities District Special Tax
              (Amber Oaks)                                                                 6.000       09/01/2034        2,135,749
-----------------------------------------------------------------------------------------------------------------------------------
   2,500,000  Perris Community Facilities District Special Tax
              (Chaparral Ridge)                                                            6.250       09/01/2033        2,636,500
-----------------------------------------------------------------------------------------------------------------------------------
   1,310,000  Perris Community Facilities District Special Tax,
              Series A                                                                     5.750       09/01/2035        1,318,450
-----------------------------------------------------------------------------------------------------------------------------------
   3,605,000  Perris Community Facilities District Special Tax,
              Series B                                                                     6.000       09/01/2034        3,692,746
-----------------------------------------------------------------------------------------------------------------------------------
   4,350,000  Perris Public Financing Authority                                            5.350       10/01/2036        4,144,115
-----------------------------------------------------------------------------------------------------------------------------------
      10,000  Perris Public Financing Authority, Series A                                  6.000       09/01/2023           10,532
-----------------------------------------------------------------------------------------------------------------------------------
      80,000  Perris Public Financing Authority, Series A                                  6.125       09/01/2034           83,625
-----------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Perris Public Financing Authority, Series A                                  6.250       09/01/2033        1,318,250
-----------------------------------------------------------------------------------------------------------------------------------
      95,000  Pittsburg Infrastructure Financing Authority, Series A                       5.600       09/02/2024           96,666
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Pleasant Hill Community Facilities District Special
              Tax                                                                          6.000       09/01/2032           25,390
-----------------------------------------------------------------------------------------------------------------------------------
   1,275,000  Plumas Elementary School District Community
              Facilities District No. 2                                                    5.625       06/01/2037        1,221,845
-----------------------------------------------------------------------------------------------------------------------------------
   1,220,000  Plumas Elementary School District COP 1                                      5.200       06/01/2027        1,224,477
-----------------------------------------------------------------------------------------------------------------------------------
   2,620,000  Plumas Elementary School District COP 1                                      5.250       06/01/2037        2,620,812
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Pomona (Single Family Mtg.), Series B                                        7.500       08/01/2023          644,705
-----------------------------------------------------------------------------------------------------------------------------------
   1,155,000  Pomona Public Financing Authority                                            5.000       02/01/2026        1,114,044
-----------------------------------------------------------------------------------------------------------------------------------
  10,640,000  Port of Oakland, Series G 7                                                  5.375       11/01/2025       10,866,579
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Port of Oakland, Series K 7                                                  5.750       11/01/2015        5,212,875
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Port of Oakland, Series K 7                                                  5.875       11/01/2017        5,215,500
-----------------------------------------------------------------------------------------------------------------------------------
  20,100,000  Port of Oakland, Series L 7                                                  5.000       11/01/2032       20,250,247
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Port of Oakland, Series L                                                    5.000       11/01/2023           25,476
-----------------------------------------------------------------------------------------------------------------------------------
     400,000  Port of Oakland, Series L                                                    5.000       11/01/2032          402,988
-----------------------------------------------------------------------------------------------------------------------------------
   9,720,000  Port of Oakland, Series N 7                                                  5.000       11/01/2022        9,926,744
-----------------------------------------------------------------------------------------------------------------------------------
     750,000  Poway Hsg. (Poinsetta Mobile Home Park)                                      5.000       05/01/2023          759,353
-----------------------------------------------------------------------------------------------------------------------------------
   8,500,000  Poway Unified School District Special Tax
              Community Facilities District No. 14                                         5.250       09/01/2036        7,921,235
-----------------------------------------------------------------------------------------------------------------------------------
   5,250,000  Poway Unified School District Special Tax
              Community Facilities District No. 14                                         5.250       09/01/2036        4,892,528
-----------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Ramona Unified School District COP                                           0.000 5     05/01/2032        2,440,110
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Rancho Cordova Community Facilities District
              Special Tax (Sunridge Anatolia)                                              6.000       09/01/2028        2,025,740
-----------------------------------------------------------------------------------------------------------------------------------
      25,000  Rancho Cordova Community Facilities District
              Special Tax (Sunridge Anatolia)                                              6.000       09/01/2033           25,310
-----------------------------------------------------------------------------------------------------------------------------------
      20,000  Rancho Cordova Community Facilities District
              Special Tax (Sunridge Anatolia)                                              6.100       09/01/2037           20,270
-----------------------------------------------------------------------------------------------------------------------------------
     600,000  Rancho Cucamonga Community Facilities District
              Special Tax (Amador)                                                         5.000       09/01/2027          558,864
-----------------------------------------------------------------------------------------------------------------------------------
   1,260,000  Rancho Cucamonga Community Facilities District
              Special Tax (Amador)                                                         5.000       09/01/2037        1,136,596
-----------------------------------------------------------------------------------------------------------------------------------
  13,585,000  Rancho Cucamonga Community Facilities District
              Special Tax (Etiwanda)                                                       5.375       09/01/2036       12,990,249
-----------------------------------------------------------------------------------------------------------------------------------
     570,000  Rancho Cucamonga Community Facilities District
              Special Tax (Vintners)                                                       5.000       09/01/2027          530,921
-----------------------------------------------------------------------------------------------------------------------------------


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                      COUPON     MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------
$   1,120,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                             5.000%    09/01/2037    $     1,010,307
---------------------------------------------------------------------------------------------------------------------------
    2,400,000   Rancho Cucamonga Community Facilities District
                Special Tax (Vintners)                                             5.375     09/01/2036          2,294,928
---------------------------------------------------------------------------------------------------------------------------
       25,000   Rancho Mirage Improvement Bond Act 1915                            5.750     09/02/2026             25,329
---------------------------------------------------------------------------------------------------------------------------
       20,000   Rancho Santa Fe Community Services District Special Tax            6.600     09/01/2023             20,760
---------------------------------------------------------------------------------------------------------------------------
    2,575,000   Redding Electric System COP RIBS                                   8.721 4   07/08/2022          3,519,613
---------------------------------------------------------------------------------------------------------------------------
       10,000   Redding Improvement Bond Act 1915 (Tierra Oaks
                Assessment District 1993-1)                                        7.000     09/02/2012              9,897
---------------------------------------------------------------------------------------------------------------------------
      500,000   Rialto Special Tax Community Facilities District No.
                2006-1                                                             5.250     09/01/2026            479,475
---------------------------------------------------------------------------------------------------------------------------
    1,490,000   Rialto Special Tax Community Facilities District No.2006-1         5.350     09/01/2036          1,399,468
---------------------------------------------------------------------------------------------------------------------------
       25,000   Richgrove School District                                          6.375     07/01/2018             25,052
---------------------------------------------------------------------------------------------------------------------------
    2,660,000   Richmond Joint Powers Financing Authority
                (Westridge Hilltop Apartments)                                     5.000     12/15/2026          2,511,200
---------------------------------------------------------------------------------------------------------------------------
    2,165,000   Richmond Joint Powers Financing Authority
                (Westridge Hilltop Apartments)                                     5.000     12/15/2033          1,991,865
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Rio Elementary School District                                     5.200     09/01/2035          4,669,250
---------------------------------------------------------------------------------------------------------------------------
    7,780,000   Rio Vista Community Facilities District Special Tax No. 1          5.125     09/01/2036          7,165,224
---------------------------------------------------------------------------------------------------------------------------
   15,445,000   River Islands Public Financing Authority 1                         5.200     09/01/2037         14,373,580
---------------------------------------------------------------------------------------------------------------------------
      100,000   River Islands Public Financing Authority                           6.000     09/01/2027            101,143
---------------------------------------------------------------------------------------------------------------------------
       25,000   River Islands Public Financing Authority                           6.000     09/01/2035             25,221
---------------------------------------------------------------------------------------------------------------------------
      700,000   Riverbank Redevel. Agency (Riverbank Reinvestment)                 5.000     08/01/2032            676,326
---------------------------------------------------------------------------------------------------------------------------
    3,545,000   Riverbank Redevel. Agency (Riverbank Reinvestment)                 5.000     08/01/2037          3,378,740
---------------------------------------------------------------------------------------------------------------------------
      890,000   Riverbank Redevel. Agency (Riverbank Reinvestment)                 5.000     08/01/2037            848,259
---------------------------------------------------------------------------------------------------------------------------
       25,000   Riverside County Community Facilities District Special Tax         5.600     09/01/2019             25,514
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Riverside Improvement Bond Act 1915 (Hunter Park
                Assessment District)                                               5.200     09/02/2036          1,397,325
---------------------------------------------------------------------------------------------------------------------------
      295,000   Riverside Improvement Bond Act 1915 (Sycamore
                Canyon Assessment District)                                        8.500     09/02/2012            298,511
---------------------------------------------------------------------------------------------------------------------------
   17,500,000   Riverside Public Financing Authority (University
                Corridor/Sycamore)                                                 5.000     08/01/2037         17,967,600
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Riverside Special Tax Community Facilities District
                No. 92-1, Series A                                                 5.300     09/01/2034          1,899,760
---------------------------------------------------------------------------------------------------------------------------
      365,000   Riverside Unified School District                                  5.250     09/01/2027            350,842
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Riverside Unified School District                                  5.250     09/01/2035            940,800
---------------------------------------------------------------------------------------------------------------------------
    1,535,000   Riverside Unified School District                                  5.250     09/01/2035          1,444,128
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Riverside Unified School District                                  5.375     09/01/2037            955,630
---------------------------------------------------------------------------------------------------------------------------
       25,000   Riverside Unified School District                                  5.500     09/01/2032             24,517
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Romoland School District Special Tax                               5.375     09/01/2038          1,907,340
---------------------------------------------------------------------------------------------------------------------------
    7,745,000   Roseville Special Tax                                              5.050     09/01/2030          7,232,358
---------------------------------------------------------------------------------------------------------------------------
    1,115,000   Roseville Special Tax (Diamond Creek)                              5.000     09/01/2026          1,055,671
---------------------------------------------------------------------------------------------------------------------------
    4,850,000   Roseville Special Tax (Diamond Creek)                              5.000     09/01/2037          4,374,991
---------------------------------------------------------------------------------------------------------------------------
    8,135,000   Roseville Special Tax (Fiddyment Ranch)                            5.250     09/01/2036          7,690,504
---------------------------------------------------------------------------------------------------------------------------
    3,445,000   Roseville Special Tax (Stone Point)                                5.250     09/01/2036          3,233,477
---------------------------------------------------------------------------------------------------------------------------


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                      COUPON     MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------
$     235,000   Sacramento City Financing Authority (Convention
                Center Hotel)                                                      6.250%    01/01/2030    $       236,532
---------------------------------------------------------------------------------------------------------------------------
       35,000   Sacramento County Airport System, Series B                         5.750     07/01/2024             35,057
---------------------------------------------------------------------------------------------------------------------------
    4,040,000   Sacramento County Special Tax Community
                Facilities District No. 05-2                                       6.000     09/01/2037          4,094,984
---------------------------------------------------------------------------------------------------------------------------
       75,000   Sacramento Health Facility (Center for Aids Research
                Education and Services)                                            5.300     01/01/2024             75,856
---------------------------------------------------------------------------------------------------------------------------
   12,580,000   Sacramento Hsg. Authority (Northpointe Park                        5.000     06/01/2037         12,730,646
                Apartments) 7
---------------------------------------------------------------------------------------------------------------------------
    2,515,000   Sacramento Hsg. Authority (Summerfield)                            5.000     01/20/2048          2,448,956
---------------------------------------------------------------------------------------------------------------------------
        5,000   Sacramento Municipal Utility District                              5.000     08/15/2028              5,169
---------------------------------------------------------------------------------------------------------------------------
       15,000   Sacramento Special Tax (North Natomas
                Community Facilities)                                              6.000     09/01/2033             15,391
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   Sacramento, CA Special Tax Community Facilities
                No. 05-1 (College Square)                                          5.900     09/01/2037          9,840,500
---------------------------------------------------------------------------------------------------------------------------
       50,000   Salinas Redevel. Agency Tax Allocation (Central City
                Revitalization)                                                    5.500     11/01/2023             50,565
---------------------------------------------------------------------------------------------------------------------------
      125,000   San Bernardino County COP (Medical Center
                Financing)                                                         5.500     08/01/2024            125,170
---------------------------------------------------------------------------------------------------------------------------
    1,750,000   San Bernardino County, CA Redevel. Agency Tax
                Allocation (San Sevaine Redevel.)                                  5.000     09/01/2025          1,758,890
---------------------------------------------------------------------------------------------------------------------------
    4,720,000   San Bernardino County, CA Redevel. Agency Tax
                Allocation (San Sevaine Redevel.)                                  5.000     09/01/2035          4,656,799
---------------------------------------------------------------------------------------------------------------------------
      150,000   San Bernardino Joint Powers Financing Authority
                (California Dept. of Transportation Lease)                         5.500     12/01/2020            150,234
---------------------------------------------------------------------------------------------------------------------------
    1,850,000   San Bernardino Joint Powers Financing Authority
                (Tax Allocation)                                                   6.625     04/01/2026          1,981,702
---------------------------------------------------------------------------------------------------------------------------
    1,410,000   San Bernardino Mountains Community Hospital
                District COP 3                                                     5.000     02/01/2027          1,284,665
---------------------------------------------------------------------------------------------------------------------------
    3,235,000   San Bernardino Mountains Community Hospital
                District COP 3                                                     5.000     02/01/2037          2,779,318
---------------------------------------------------------------------------------------------------------------------------
    3,750,000   San Diego County COP (Developmental Service
                Foundation)                                                        5.500     09/01/2027          3,802,838
---------------------------------------------------------------------------------------------------------------------------
    1,775,000   San Diego County Redevel. Agency (Gillespie Field)                 5.400     12/01/2025          1,727,980
---------------------------------------------------------------------------------------------------------------------------
    6,645,000   San Diego County Redevel. Agency (Gillespie Field)                 5.750     12/01/2032          6,493,693
---------------------------------------------------------------------------------------------------------------------------
    1,225,000   San Diego County, CA COP                                           5.700     02/01/2028          1,196,004
---------------------------------------------------------------------------------------------------------------------------
      140,000   San Diego Hsg. Authority (Park Crest Properties)                   5.450     08/20/2040            141,399
---------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Improvement Bond Act 1915                                6.200     09/02/2033             35,087
---------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Public Facilities Financing Authority                    5.000     05/15/2025             50,046
---------------------------------------------------------------------------------------------------------------------------
       15,000   San Diego Public Facilities Financing Authority                    5.000     05/15/2029             15,365
---------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego Public Facilities Financing Authority                    5.250     05/15/2027             50,550
---------------------------------------------------------------------------------------------------------------------------
      100,000   San Diego Public Facilities Financing Authority                    5.250     05/15/2027            101,099
---------------------------------------------------------------------------------------------------------------------------
       35,000   San Diego Public Facilities Financing Authority,
                Series B                                                           5.000     05/15/2029             35,675
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   San Diego Sewer                                                    5.000     05/15/2023          1,000,910
---------------------------------------------------------------------------------------------------------------------------
    1,650,000   San Diego Sewer, Series A                                          5.000     05/15/2023          1,650,446
---------------------------------------------------------------------------------------------------------------------------
    2,815,000   San Diego Sewer, Series A 1                                        5.250     05/15/2020          2,825,472
---------------------------------------------------------------------------------------------------------------------------
       50,000   San Diego State University Foundation Auxiliary
                Organization                                                       5.000     03/01/2032             51,537
---------------------------------------------------------------------------------------------------------------------------
    9,780,000   San Diego Unified School District 7                                5.250     07/01/2023         10,666,802
---------------------------------------------------------------------------------------------------------------------------
    7,520,000   San Diego Unified School District, Series D 7                      5.000     07/01/2027          7,983,119
---------------------------------------------------------------------------------------------------------------------------


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                      COUPON     MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------
$      15,000   San Francisco Bay Area Rapid Transit District                      5.000%    07/01/2028    $        15,242
---------------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Airports Commission                    5.000     05/01/2020             55,603
---------------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission                    5.000     05/01/2023             15,511
---------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission                    5.000     05/01/2028             20,096
---------------------------------------------------------------------------------------------------------------------------
      245,000   San Francisco City & County Airports Commission                    5.000     05/01/2029            246,142
---------------------------------------------------------------------------------------------------------------------------
       20,000   San Francisco City & County Airports Commission                    5.000     05/01/2029             20,093
---------------------------------------------------------------------------------------------------------------------------
       65,000   San Francisco City & County Airports Commission                    5.000     05/01/2030             65,341
---------------------------------------------------------------------------------------------------------------------------
      100,000   San Francisco City & County Airports Commission                    5.250     05/01/2031            101,402
---------------------------------------------------------------------------------------------------------------------------
       15,000   San Francisco City & County Airports Commission
                (SFO Fuel Company)                                                 5.250     01/01/2024             15,174
---------------------------------------------------------------------------------------------------------------------------
      220,000   San Francisco City & County Airports Commission
                Special Facilities Lease (SFO Fuel Company)                        5.250     01/01/2022            222,572
---------------------------------------------------------------------------------------------------------------------------
       55,000   San Francisco City & County Financing Corp. (Comb
                Emergency Communications)                                          5.500     04/01/2020             55,086
---------------------------------------------------------------------------------------------------------------------------
      435,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.630 2   08/01/2020            215,203
---------------------------------------------------------------------------------------------------------------------------
      590,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.750 2   08/01/2022            256,945
---------------------------------------------------------------------------------------------------------------------------
      615,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.800 2   08/01/2023            250,569
---------------------------------------------------------------------------------------------------------------------------
      540,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.850 2   08/01/2024            207,349
---------------------------------------------------------------------------------------------------------------------------
      420,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.900 2   08/01/2025            151,154
---------------------------------------------------------------------------------------------------------------------------
    2,745,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.904 2   08/01/2030            708,155
---------------------------------------------------------------------------------------------------------------------------
    6,035,000   San Francisco City & County Redevel. Agency
                (Mission Bay South)                                                5.958 2   08/01/2034          1,211,104
---------------------------------------------------------------------------------------------------------------------------
      450,000   San Francisco City & County Redevel. Financing
                Authority, Series A                                                5.000     08/01/2017            450,563
---------------------------------------------------------------------------------------------------------------------------
    6,490,000   San Jacinto Financing Authority, Tranche A                         6.600     09/01/2033          6,003,250
---------------------------------------------------------------------------------------------------------------------------
    6,345,000   San Jacinto Financing Authority, Tranche B                         6.600     09/01/2033          5,748,380
---------------------------------------------------------------------------------------------------------------------------
    6,530,000   San Jacinto Financing Authority, Tranche C                         6.600     09/01/2033          5,478,344
---------------------------------------------------------------------------------------------------------------------------
      500,000   San Jacinto Unified School District Special Tax                    5.100     09/01/2036            458,730
---------------------------------------------------------------------------------------------------------------------------
       75,000   San Joaquin Hills Transportation Corridor Agency                   5.250     01/15/2030             76,115
---------------------------------------------------------------------------------------------------------------------------
      400,000   San Joaquin Hills Transportation Corridor Agency                   5.375     01/15/2029            406,668
---------------------------------------------------------------------------------------------------------------------------
       35,000   San Jose Improvement Bond Act 1915                                 5.875     09/02/2023             36,084
---------------------------------------------------------------------------------------------------------------------------
    1,270,000   San Jose Multifamily Hsg. (Almaden Senior Hsg.
                Partners)                                                          5.350     07/15/2034          1,312,139
---------------------------------------------------------------------------------------------------------------------------
    1,300,000   San Jose Multifamily Hsg. (Fallen Leaves Apartments)               5.150     06/01/2036          1,320,904
---------------------------------------------------------------------------------------------------------------------------
    2,290,000   San Jose Redevel. Agency                                           5.000     08/01/2032          2,261,009
---------------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Special Tax Community Facilities District
                No. 9 (Bailey Highway 101)                                         6.600     09/01/2027             26,381
---------------------------------------------------------------------------------------------------------------------------
       25,000   San Jose Unified School District COP                               5.125     06/01/2022             25,026
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   San Leandro Community Facilities District No. 1
                Special Tax                                                        6.400     09/01/2019          1,533,885
---------------------------------------------------------------------------------------------------------------------------
    2,980,000   San Marcos Public Facilities Authority                             5.050     09/01/2038          2,701,996
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   San Marcos Special Tax                                             5.950     09/01/2035          6,073,380
---------------------------------------------------------------------------------------------------------------------------
      300,000   San Mateo Joint Powers Financing Authority                         5.125     07/15/2032            305,349
---------------------------------------------------------------------------------------------------------------------------
       35,000   San Mateo Sewer, Series A                                          5.000     08/01/2025             35,300
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Santa Ana Financing Authority (Mainplace)                          5.600     09/01/2019          1,040,600
---------------------------------------------------------------------------------------------------------------------------


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  5,125,000   Santa Clara County Financing Authority (Hsg.
               Authority Office)                                                        5.000%        09/01/2038     $   5,247,795
-----------------------------------------------------------------------------------------------------------------------------------
     575,000   Santa Clara County Hsg. Authority (Rivertown
               Apartments)                                                              6.000         08/01/2041           600,806
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Santa Clarita Community Facilities District Special
               Tax                                                                      5.850         11/15/2032            50,487
-----------------------------------------------------------------------------------------------------------------------------------
   3,795,000   Santaluz Special Tax Community Facilities District
               No. 2                                                                    6.375         09/01/2030         3,806,575
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Seaside Redevel. Agency Tax Allocation                                   5.375         08/01/2033            10,247
-----------------------------------------------------------------------------------------------------------------------------------
   1,090,000   Shafter Community Devel. Agency Tax Allocation                           5.400         11/01/2026         1,082,959
-----------------------------------------------------------------------------------------------------------------------------------
   3,335,000   Shafter Community Devel. Agency Tax Allocation                           5.450         11/01/2036         3,247,356
-----------------------------------------------------------------------------------------------------------------------------------
   3,935,000   Sierra Kings Health Care District                                        5.000         08/01/2037         3,851,185
-----------------------------------------------------------------------------------------------------------------------------------
  34,000,000   Silicon Valley Tobacco Securitization Authority                          5.621 2       06/01/2036         5,161,880
-----------------------------------------------------------------------------------------------------------------------------------
  21,465,000   Silicon Valley Tobacco Securitization Authority                          5.680 2       06/01/2041         2,343,334
-----------------------------------------------------------------------------------------------------------------------------------
  17,650,000   Silicon Valley Tobacco Securitization Authority                          5.850 2       06/01/2047         1,201,612
-----------------------------------------------------------------------------------------------------------------------------------
 165,000,000   Silicon Valley Tobacco Securitization Authority                          6.300 2       06/01/2056         4,959,900
-----------------------------------------------------------------------------------------------------------------------------------
 100,000,000   Silicon Valley Tobacco Securitization Authority                          6.850 2       06/01/2056         2,401,000
-----------------------------------------------------------------------------------------------------------------------------------
     355,000   Soledad Redevel. Agency (Soledad Redevel.)                               5.350         12/01/2028           362,448
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Sonoma County Community Redevel. Agency
               (Roseland)                                                               7.900         08/01/2013            15,134
-----------------------------------------------------------------------------------------------------------------------------------
   2,585,000   South El Monte Improvement District (Merged
               Area) 1                                                                  5.000         08/01/2030         2,567,422
-----------------------------------------------------------------------------------------------------------------------------------
   5,165,000   South El Monte Improvement District (Merged
               Area) 1                                                                  5.000         08/01/2035         5,065,780
-----------------------------------------------------------------------------------------------------------------------------------
   5,460,000   Southern CA Logistics Airport Authority 1
                                                                                        5.000         12/01/2043         5,556,260
-----------------------------------------------------------------------------------------------------------------------------------
   3,335,000   Southern CA Logistics Airport Authority 1                                5.000         12/01/2043         3,393,796
-----------------------------------------------------------------------------------------------------------------------------------
  97,775,000   Southern CA Tobacco Securitization Authority                             7.100 2       06/01/2046         6,046,406
-----------------------------------------------------------------------------------------------------------------------------------
   8,130,000   Southern CA Tobacco Securitization Authority
               (TASC)                                                                   5.000         06/01/2037         7,188,790
-----------------------------------------------------------------------------------------------------------------------------------
 100,000,000   Southern California Public Power Authority Natural
               Gas 7                                                                    4.992 8       11/01/2038        99,000,000
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Spreckels Union School District                                          6.125         08/01/2018            15,209
-----------------------------------------------------------------------------------------------------------------------------------
   4,340,000   Stanislaus County Redevel. (Keyes Storm Drain)                           5.375         08/01/2036         4,150,168
-----------------------------------------------------------------------------------------------------------------------------------
   5,000,000   Stockton Community Facilities District (Arch Road
               East No. 99-02)                                                          5.875         09/01/2037         5,003,750
-----------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Stockton Public Financing Authority, Series A                            5.250         07/01/2037        10,027,300
-----------------------------------------------------------------------------------------------------------------------------------
     215,000   Stockton Public Financing Authority, Series A                            5.875         09/02/2016           216,920
-----------------------------------------------------------------------------------------------------------------------------------
   1,450,000   Stockton, CA Public Financing Authority, Series A                        5.000         09/01/2023         1,461,238
-----------------------------------------------------------------------------------------------------------------------------------
   1,325,000   Stockton, CA Public Financing Authority, Series A                        5.000         09/01/2024         1,333,374
-----------------------------------------------------------------------------------------------------------------------------------
   3,025,000   Stockton, CA Public Financing Authority, Series A                        5.250         09/01/2031         3,052,437
-----------------------------------------------------------------------------------------------------------------------------------
   2,930,000   Stockton, CA Public Financing Authority, Series A                        5.250         09/01/2034         2,944,181
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Suisun City Public Financing Authority (Suisun City
               Redevel.)                                                                5.200         10/01/2028            10,096
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Sulphur Springs Unified School District Community
               Facilities District No. 2002-1-A                                         6.000         09/01/2033            15,287
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Tehachapi Redevel. Agency Tax                                            5.250         12/01/2035         1,511,790
-----------------------------------------------------------------------------------------------------------------------------------
   2,230,000   Tejon Ranch Public Facilities Finance Authority
               Special Tax (Community Facilities District No. 1)                        7.200         09/01/2030         2,308,853
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Temecula Public Financing Authority Community
               Facilities District (Harveston)                                          5.100         09/01/2036            18,890
-----------------------------------------------------------------------------------------------------------------------------------


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    990,000   Temecula Public Financing Authority Community
               Facilities District (Roripaugh)                                          4.900%        09/01/2013     $     948,955
-----------------------------------------------------------------------------------------------------------------------------------
     165,000   Temecula Public Financing Authority Community
               Facilities District (Roripaugh)                                          5.000         09/01/2014           157,582
-----------------------------------------------------------------------------------------------------------------------------------
     740,000   Temecula Public Financing Authority Community
               Facilities District (Roripaugh)                                          5.050         09/01/2015           702,941
-----------------------------------------------------------------------------------------------------------------------------------
     805,000   Temecula Public Financing Authority Community
               Facilities District (Roripaugh)                                          5.100         09/01/2016           760,822
-----------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Temecula Public Financing Authority Community
               Facilities District (Roripaugh)                                          5.450         09/01/2026         7,210,640
-----------------------------------------------------------------------------------------------------------------------------------
  13,790,000   Temecula Public Financing Authority Community
               Facilities District (Roripaugh)                                          5.500         09/01/2036        12,091,348
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Temecula Valley Unified School District Community
               Facilities District No. 03-2                                             5.500         09/01/2035         2,002,300
-----------------------------------------------------------------------------------------------------------------------------------
   1,025,000   Tracy Community Facilities District                                      5.700         09/01/2026         1,014,525
-----------------------------------------------------------------------------------------------------------------------------------
   3,105,000   Tracy Community Facilities District                                      5.750         09/01/2036         3,013,340
-----------------------------------------------------------------------------------------------------------------------------------
   1,080,000   Tracy Community Facilities District                                      5.750         09/01/2036         1,048,118
-----------------------------------------------------------------------------------------------------------------------------------
   4,560,000   Trinity County COP 3                                                     8.500         01/15/2026         4,523,657
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Truckee-Donner Public Utility District Special Tax                       6.100         09/01/2033            51,577
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Turlock Public Financing Authority                                       5.450         09/01/2024            60,708
-----------------------------------------------------------------------------------------------------------------------------------
   1,600,000   Tustin Community Facilities District Special Tax
               (John Lang Homes)                                                        5.500         09/01/2034         1,563,664
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Union City Special Tax Community Facilities District
               No. 1997-1                                                               5.800         09/01/2028            35,233
-----------------------------------------------------------------------------------------------------------------------------------
  40,000,000   University of California (Regents Medical Center) 7                      4.381 8       05/15/2047        37,200,000
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   Upland Community Facilities District (San Antonio)                       6.000         09/01/2024            62,135
-----------------------------------------------------------------------------------------------------------------------------------
   3,750,000   Upland Community Facilities District (San Antonio)                       6.100         09/01/2034         3,846,075
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Upland Community Facilities District Special Tax                         5.900         09/01/2024           102,540
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   Vacaville Improvement Bond Act 1915 (Nut Tree
               Assessment District)                                                     5.600         09/02/2025           202,658
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Vacaville Public Financing Authority                                     5.400         09/01/2022           195,591
-----------------------------------------------------------------------------------------------------------------------------------
   2,635,000   Val Verde Unified School District                                        6.000         10/01/2021         2,781,611
-----------------------------------------------------------------------------------------------------------------------------------
     415,000   Val Verde, CA Unified School District Special Tax                        5.450         09/01/2036           409,912
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Vallejo COP (Touro University)                                           7.375         06/01/2029            31,374
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Vallejo Public Financing Authority COP                                   5.250         07/15/2029            31,176
-----------------------------------------------------------------------------------------------------------------------------------
   1,375,000   Valley Sanitation District                                               5.200         09/02/2030         1,301,960
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Ventura County Area Hsg. Authority (Mira Vista
               Senior Apartments)                                                       5.150         12/01/2031         2,012,880
-----------------------------------------------------------------------------------------------------------------------------------
   5,015,000   Ventura County Area Hsg. Authority (Mira Vista
               Senior Apartments)                                                       5.200         12/01/2039         5,041,830
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Ventura County Superintendent of Schools Office
               COP                                                                      5.000         12/01/2033            15,207
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   West Hills Community College District                                    5.000         08/01/2029            30,495
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   West Patterson Financing Authority Special Tax                           6.100         09/01/2032           130,581
-----------------------------------------------------------------------------------------------------------------------------------
   4,900,000   West Sacramento Financing Authority Special Tax                          6.100         09/01/2029         4,961,642
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   West Sacramento Special Tax Community Facilities
               District No. 23                                                          5.300         09/01/2037         1,889,820
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Western Hills Water District Special Tax (Diablo
               Grande Community Facilities No. 1)                                       6.700         09/01/2020            52,423
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Western Hills Water District Special Tax (Diablo
               Grande Community Facilities)                                             6.000         09/01/2024            50,595
-----------------------------------------------------------------------------------------------------------------------------------


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                            COUPON         MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$  4,160,000   Western Hills Water District Special Tax (Diablo
               Grande Community Facilities)                                             6.125%        09/01/2031    $    4,260,880
-----------------------------------------------------------------------------------------------------------------------------------
   2,305,000   Western Hills Water District Special Tax (Diablo
               Grande Community Facilities)                                             6.875         09/01/2031         2,408,333
-----------------------------------------------------------------------------------------------------------------------------------
     700,000   Westside Union School District                                           5.000         09/01/2026           658,826
-----------------------------------------------------------------------------------------------------------------------------------
   3,860,000   Westside Union School District                                           5.000         09/01/2036         3,486,970
-----------------------------------------------------------------------------------------------------------------------------------
   4,200,000   Westside Union School District                                           5.250         09/01/2036         3,942,120
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   William S. Hart Union School District                                    6.000         09/01/2033            10,178
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Woodland Special Tax Community Facilities District
               No. 1                                                                    6.000         09/01/2028            10,292
-----------------------------------------------------------------------------------------------------------------------------------
   5,300,000   Yuba City Redevel. Agency                                                5.250         09/01/2039         5,344,149
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Yucaipa Redevel. Agency (Eldorado Palms Mobile
               Home)                                                                    6.000         05/01/2030            15,182
                                                                                                                    ---------------
                                                                                                                     2,578,170,064
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--9.3%
-----------------------------------------------------------------------------------------------------------------------------------
   3,250,000   Northern Mariana Islands Ports Authority, Series A                       5.500         03/15/2031         3,143,985
-----------------------------------------------------------------------------------------------------------------------------------
   1,955,000   Northern Mariana Islands Ports Authority, Series A                       6.250         03/15/2028         1,851,581
-----------------------------------------------------------------------------------------------------------------------------------
   4,050,000   Puerto Rico Commonwealth GO                                              5.000         07/01/2034         4,085,114
-----------------------------------------------------------------------------------------------------------------------------------
   5,950,000   Puerto Rico Commonwealth GO                                              5.000         07/01/2035         6,010,036
-----------------------------------------------------------------------------------------------------------------------------------
   2,315,000   Puerto Rico Commonwealth GO                                              5.250         07/01/2022         2,406,118
-----------------------------------------------------------------------------------------------------------------------------------
  11,000,000   Puerto Rico Commonwealth GO                                              5.250         07/01/2023        11,416,240
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Puerto Rico Commonwealth GO 1                                            5.250         07/01/2024           261,400
-----------------------------------------------------------------------------------------------------------------------------------
   5,750,000   Puerto Rico Commonwealth GO                                              5.250         07/01/2025         5,999,665
-----------------------------------------------------------------------------------------------------------------------------------
   7,395,000   Puerto Rico Commonwealth GO                                              5.250         07/01/2026         7,705,368
-----------------------------------------------------------------------------------------------------------------------------------
   1,105,000   Puerto Rico Commonwealth GO                                              5.250         07/01/2030         1,146,592
-----------------------------------------------------------------------------------------------------------------------------------
  28,795,000   Puerto Rico Commonwealth GO                                              5.250         07/01/2032        29,734,005
-----------------------------------------------------------------------------------------------------------------------------------
     595,000   Puerto Rico HFC (Homeowner Mtg.)                                         5.200         12/01/2032           602,211
-----------------------------------------------------------------------------------------------------------------------------------
     195,000   Puerto Rico Highway & Transportation Authority,
               Series G                                                                 5.000         07/01/2042           195,702
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Puerto Rico Highway & Transportation Authority,
               Series K                                                                 5.000         07/01/2030         2,032,320
-----------------------------------------------------------------------------------------------------------------------------------
  35,000,000   Puerto Rico Highway & Transportation Authority,
               Series N 7                                                               4.035 8       07/01/2045        32,905,250
-----------------------------------------------------------------------------------------------------------------------------------
   7,175,000   Puerto Rico Infrastructure                                               5.000         07/01/2046         7,201,045
-----------------------------------------------------------------------------------------------------------------------------------
   6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities) 1                          6.625         06/01/2026         6,394,141
-----------------------------------------------------------------------------------------------------------------------------------
   2,290,000   Puerto Rico ITEMECF (Mennonite General Hospital)                         6.500         07/01/2012         2,291,282
-----------------------------------------------------------------------------------------------------------------------------------
   6,900,000   Puerto Rico Municipal Finance Agency, Series A 1                         5.250         08/01/2023         7,195,941
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Puerto Rico Municipal Finance Agency, Series A                           5.250         08/01/2025         1,559,385
-----------------------------------------------------------------------------------------------------------------------------------
  33,715,000   Puerto Rico Port Authority (American Airlines),
               Series A                                                                 6.250         06/01/2026        33,713,651
-----------------------------------------------------------------------------------------------------------------------------------
   6,625,000   Puerto Rico Port Authority (American Airlines),
               Series A                                                                 6.300         06/01/2023         6,624,404
-----------------------------------------------------------------------------------------------------------------------------------
  27,000,000   V.I. Public Finance Authority (Hovensa Coker)                            6.500         07/01/2021        28,689,390
-----------------------------------------------------------------------------------------------------------------------------------
   4,515,000   V.I. Public Finance Authority, Series A                                  6.375         10/01/2019         4,866,267
-----------------------------------------------------------------------------------------------------------------------------------
   5,150,000   V.I. Public Finance Authority, Series E                                  6.000         10/01/2022         5,225,774
                                                                                                                    ---------------
                                                                                                                       213,256,867

--------------------------------------------------------------------------------


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,854,643,025)-121.7%        $ 2,791,426,931
LIABILITIES IN EXCESS OF OTHER ASSETS-(21.7)                       (497,373,124)

                                                                ----------------
NET ASSETS-100.0%                                               $ 2,294,053,807
                                                                ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2007 was $15,786,233, which represents 0.69% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Issue is in default. See accompanying Notes.

7. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG         Association of Bay Area Governments
AHEF         American Heritage Education Foundation
CDA          Communities Devel. Authority
CHCC         Community Hospitals of Central California
COP          Certificates of Participation
ECHS         Escondido Charter High School
FCHMC        Fresno Community Hospital & Medical Center
GO           General Obligation
GP           General Purpose
HFA          Housing Finance Agency/Authority
HFC          Housing Finance Corp.
HK-8CS       Heritage K-8 Charter School
IDA          Industrial Devel. Agency
INFLOS       Inverse Floating Rate Securities
ITEMECF      Industrial, Tourist, Educational,
               Medical and Environmental Community Facilities
PARS         Periodic Auction Reset Securities
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
SHF          Sierra Hospital Foundation
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $115,333,189 as of October 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2007, municipal bond holdings with a value of $562,994,894 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $455,360,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                        VALUE AS OF
   PRINCIPAL                                                                      COUPON    MATURITY    OCTOBER 31,
      AMOUNT   INVERSE FLOATER 1                                                  RATES 2      DATES           2007
-------------------------------------------------------------------------------------------------------------------
$ 25,000,000   CA Statewide CDA ROLs                                                6.350%    4/1/39   $ 16,290,000
  13,125,000   Long Beach, CA Bond Finance Authority Natural Gas ROLs              10.830   11/15/37     14,733,338
  10,000,000   Long Beach, CA Bond Finance Authority Natural Gas Purchase RITES    13.080   11/15/33      8,350,000
   2,375,000   Los Angeles Dept. of Water & Power RITES                             7.053     7/1/24      2,467,340
   4,400,000   Los Angeles Harbor Dept. ROLs                                        8.980     8/1/25      5,020,752
   4,625,000   Los Angeles Harbor Dept. ROLs                                        8.990     8/1/26      5,245,768
   2,500,000   Los Angeles Unified School District ROLs                             7.710     7/1/15      2,786,975
   2,500,000   Los Angeles Unified School District ROLs                             7.710     7/1/16      2,786,975
   1,500,000   Los Angeles Unified School District ROLs                             7.710     7/1/17      1,672,185
   3,250,000   Merced Irrigation District ROLs                                     10.240     9/1/36      3,917,550


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   3,000,000   Northern CA Gas Authority ROLs 3                                     6.710     7/1/27      1,725,000
     200,000   Northern CA Gas Authority ROLs 3                                     6.210     7/1/17        136,250
   4,000,000   Northern CA Gas Authority ROLs 3                                     6.210     7/1/19      2,300,000
   2,500,000   Port of Oakland RITES                                                7.184    11/1/15      2,712,875
   2,500,000   Port of Oakland RITES                                                7.434    11/1/17      2,715,500
   2,660,000   Port of Oakland RITES                                                8.484    11/1/25      2,886,579
   5,025,000   Port of Oakland RITES                                                7.122    11/1/32      5,175,248
   2,430,000   Port of Oakland RITES                                                6.984    11/1/22      2,636,744
   7,000,000   Puerto Rico Highway & Transportation Authority ROLs                  6.630     7/1/45      4,905,250
   3,145,000   Sacramento Hsg. Authority ROLs                                       8.990     6/1/37      3,295,646
   1,880,000   San Diego Unified School District GO RITES                           7.053     7/1/27      2,343,119
   2,445,000   San Diego Unified School District GO RITES                           8.060     7/1/23      3,331,802
  10,000,000   Southern California Public Power Authority Natural Gas ROLs 3        8.990    11/1/38      9,000,000
   4,000,000   University of California (Regents Medical Center) ROLs               9.190    5/15/47      1,200,000
                                                                                                       ------------
                                                                                                       $107,634,896
                                                                                                       ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 23 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $118,800,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2007, securities with an aggregate market value of $2,981,116, representing 0.13% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  OCTOBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2773% as of October 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 2,858,087,701
                                  ===============

Gross unrealized appreciation     $   500,410,004
Gross unrealized depreciation        (567,070,774)
                                  ---------------
Net unrealized depreciation       $   (66,660,770)
                                  ===============


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007